UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    ----------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              WILMINGTON, DE 19805
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004
 Shareholder Letter ..............................................................................   1

 Market Overview .................................................................................   2

 Performance Summaries ...........................................................................   3

 Understanding Your Expenses .....................................................................  25

 Portfolio of Investments ........................................................................  26

 Statements of Assets and Liabilities ............................................................  44

 Statements of Operations ........................................................................  46

 Statements of Changes in Net Assets .............................................................  48

 Statements of Changes in Net Assets - Capital Stock Activity ....................................  50

 Financial Highlights ............................................................................  52

 Notes to Financial Statements ...................................................................  63

 Report of Independent Registered Public Accounting Firm .........................................  67

 Proxy Voting Policies and Procedures ............................................................  68

 Portfolio Holdings ..............................................................................  68

 Management ......................................................................................  69



                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each portfolio and presents data and analysis that provide insight into each portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the market overview and discussion of each portfolio's performance, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand a portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the portfolios are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                                DECEMBER 31, 2004

Dear Shareholders:

In 2004, nine out of the eleven equity portfolios in the First Defined Portfolio Fund, LLC (the "Fund") generated positive total returns. We are particularly pleased that seven out of eleven posted returns that outpaced the S&P 500 Index. The bull market in stocks is now two years old and we believe that the U.S. economic expansion, now three years old, is strong and sustainable despite some formidable obstacles.

According to the latest estimate from the Blue Chip Economic Indicators, 2004 GDP growth in the U.S. should come in around 4.4%, up from 3.1% in 2003. In our opinion, this is very encouraging considering the ongoing war in Iraq and its role in pushing energy prices higher. Crude oil futures reached a high of $55.17 in 2004, according to data from Bloomberg. The average for the year was $41.43. Economists estimate that for every $10 change in the price of a barrel of crude oil, GDP growth adjusts approximately 0.5% up or down, and in the case of 2004 it was down. High energy prices act as a tax on the consumer and businesses. The more we pay for our energy, the less discretionary dollars are available to be pumped into the economy.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. If you recall, it was consumer spending, particularly in the housing market, that kept the U.S. economy propped up during the shallow recession of 2001. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December. The ISM Index of manufacturing activity averaged a reading above 60 for all of 2004. A reading above 50 indicates that activity is expanding. As good of a decade as the 1990s was for Corporate America, the index never registered a reading of 60 even for a single month. The index actually traded above 60 for nine consecutive months from November 2003 through July 2004. That was the longest period of growth above 60 since the 12-month stretch from July 1972 through June 1973.

Over the past 16 months, the U.S. has added nearly 2.5 million people to the workforce. Since consumer spending accounts for roughly two-thirds of our annual GDP in the U.S., which is currently in the vicinity of $11.6 trillion, having more workers on the payrolls, in our opinion, is a positive for Corporate America.

As always, our approach to investing on behalf of the Fund is based on the belief that a disciplined buy-and-hold philosophy best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks of companies where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.

Thank you for your continued interest in the portfolios within our Fund.

Sincerely,


/S/ JAMES A. BOWEN
James A. Bowen
President of the First Defined
Portfolio Fund, LLC
February 18, 2005

--------------------------------------------------------------------------------
OVERVIEW OF THE MARKET
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT



MARKET OVERVIEW
---------------

Based on the first ten months of the year, it looked as though large-cap stocks were going to net investors very little in the way of gains in 2004. Year-to-date through October, the DJIA, S&P 500 and Nasdaq 100 Indexes had generated total returns of -2.5%, +3.1% and +1.5%, respectively. The performance of the DJIA Index was negatively impacted by the sharp sell-off in Merck in late September over the Vioxx scare and its voluntary recall. Thanks to a post-election rally, the DJIA, S&P 500 and Nasdaq 100 Indexes posted total returns of +5.3%, +10.9% and +10.7%, respectively, in 2004. The return on the S&P 500 Index was slightly better than the +10.4% average annual total return posted by "Large Company" stocks between 1926 and 2004, according to data from Ibbotson Associates.

But large-cap stocks aren't the only option for investors. In fact, both small and mid-cap stocks have outperformed large-caps over the past six calendar years. From 1999-2004, the S&P 500 Index posted an average annual total return of +1.3%, vs. +10.4% for the S&P 400 Index (Mid Cap) and +11.7% for the S&P 600 Index (Small Cap). In 2004, the S&P 400 and S&P 600 Indexes returned +16.5% and +22.7%, respectively, easily outpacing the S&P 500 Index's +10.9% return. It should be noted that the estimated earnings growth for small and mid-cap stocks was higher than that of large-caps in 2004. According to Thomson First Call, year-end estimates showed 19% earnings growth for the firms in the S&P 500 Index, vs. 20% for those in the S&P 400 Index and 26% for those in the S&P 600 Index.

Due primarily to the ongoing weakness in the U.S. dollar, which began its slide in 2002, investors poured $57.9 billion into international equity funds and another $15.6 billion into global equity funds in 2004, according to AMG Data Services. That is a huge jump in inflows over last year's take. In 2003, investors allocated $25.4 billion to international equity funds and just $2.9 billion to global equity funds. The Morgan Stanley Capital International Developed Markets World Index posted a respectable total return of +14.7% in 2004.

One theme gaining some momentum in the market is stock dividends. If you recall back in May 2003, President Bush signed into law the Jobs & Growth Tax Relief Reconciliation Act of 2003. One of the provisions in the law lowered the tax rate on qualified stock dividends to a maximum rate of 15% through 2008. Today, as a result of this tax reform, we are seeing more and more companies either initiating a dividend or increasing the amount of an existing dividend. Of the roughly 7,000 publicly traded companies who report dividend payments to Standard & Poor's Corporation, 167 companies increased their payout in December, a 22.8% increase over the 136 posted in December 2003, according to Standard & Poor's Corporation. In 2004, there were 1,745 dividend increases, up 7.1% from the 1,630 increases in 2003. It was the largest number of dividend increases for a calendar year since 1998. Companies still have room for more increases moving forward. The dividend yield on the S&P 500 Index has been below 2.0% since the end of 1996. It was above 3.0% as recently as 1991.

In addition to dividends, we saw a bit of a revival in the IPO market. As of mid-December, there had been 252 common stock IPOs brought to market in the U.S. in 2004, totaling $46.8 billion. This was up substantially from the 80 deals that raised $14 billion in 2003, according to CBSMarketWatch.com. With respect to mergers, in the fourth quarter of 2004, $250 billion worth of mergers were completed, pushing the year's total to $809 billion, a 49% jump over 2003, according to Thomson Financial. Close to 60% of the deals in 2004 were paid for with cash, versus about 35% in 2000, according to Bank of America.

Perhaps the most encouraging sign that Corporate America is healthy heading into 2005 is the fact that, including financial firms, the companies in the S&P 500 Index are currently holding a record $2 trillion in cash and cash equivalents.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT
                            DEFINED TARGET PORTFOLIOS


TARGET MANAGED VIP PORTFOLIO
The Target Managed VIP Portfolio posted a total return of +12.3% in 2004, which slightly outperformed the Russell 3000 Index's total return of +12.0%. The Net Asset Value (NAV) increased from $8.73 to $9.80 during the calendar year. One hundred and two stocks advanced and twenty-two declined. The top performing stocks were the following: Urban Outfitters (+139.7%), Advanced Medical Optics (+109.4%), Cognizant Technology Solutions (+85.5%), Ameristar Casinos (+78.9%) and Pacificare Health Systems (+67.2%). The worst performing stocks were the following: Foundry Networks (-51.8%), Hot Topic (-41.6%), Applied Films (-34.7%), United Online (-31.3%) and Intel (-26.6%).

The Target Managed VIP portfolio was helped by strong performance from the consumer discretionary and financial services holdings in the portfolio. The consumer discretionary holdings, which had a neutral weighting relative to the benchmark to start the year, benefited from the strength in consumer spending as Coach, Electronic Arts and Urban Outfitters were the greatest contributors to performance on a weighted basis. The financial services holdings benefited from solid performance across the board as all 14 holdings posted positive returns for the year with 11 of those beating the relevant sector benchmark return. The portfolio return was negatively impacted by the auto & transportation sector holdings, which underperformed and were overweighted relative to the benchmark index. General Motors, a large weighting for the portfolio, lagged the market due to fierce competition and questions about its financial health which resulted in a downgrade of its debt toward the end of the year. Two of the portfolios largest holdings, Intel and Cisco, also lagged the market significantly as investors questioned their long-term growth prospects.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.
--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1999*
Target Managed VIP Portfolio                         -19.6%

Dow Jones Industrial Avg.**                            9.0%

Russell 3000 Index***                                 12.6%

2000
Target Managed VIP Portfolio                           7.2%

Dow Jones Industrial Avg.**                           -4.7%

Russell 3000 Index***                                 -7.5%

2001
Target Managed VIP Portfolio                          -5.0%

Dow Jones Industrial Avg.**                           -5.5%

Russell 3000 Index***                                -11.4%

2002
Target Managed VIP Portfolio                         -21.0%

Dow Jones Industrial Avg.**                          -15.0%

Russell 3000 Index***                                -21.5%

2003
Target Managed VIP Portfolio                          34.9%

Dow Jones Industrial Avg.**                           28.3%

Russell 3000 Index***                                 31.1%

2004
Target Managed VIP Portfolio                          12.3%

Dow Jones Industrial Avg.**                            5.3%

Russell 3000 Index***                                 12.0%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
Target Managed VIP Portfolio      $10,000       $8,040       $8,620        $8,190       $6,470       $8,730      $9,800
Dow Jones Industrial Avg.**        10,000       10,896       10,382         9,816        8,343       10,700      11,271
Russell 3000 Index***              10,000       11,262       10,420         9,229        7,241        9,500      10,631
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


TARGET MANAGED VIP PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio             10/6/99           -2.0%             -0.4%              4.0%           12.3%
Dow Jones Industrial Avg.**                                12.7               2.3               0.7             5.3
Russell 3000 Index***                                       6.3               1.2              -1.2            12.0
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. **The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)
  ***The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.



                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DIVERSIFIED TELECOMMUNICATION SERVICES ......................  7.1%
HOUSEHOLD DURABLES ..........................................  6.8%
WIRELESS TELECOMMUNICATION SERVICES .........................  6.5%
DIVERSIFIED FINANCIAL SERVICES ..............................  5.9%
COMMUNICATIONS EQUIPMENT ....................................  5.2%
SOFTWARE ....................................................  5.1%
OIL & GAS ...................................................  5.1%
COMMERCIAL BANKS ............................................  5.1%
SPECIALTY RETAIL ............................................  4.4%
HEALTH CARE PROVIDERS & SERVICES ............................  4.2%
HEALTH CARE EQUIPMENT & SUPPLIES ............................  4.0%
CONSUMER FINANCE ............................................  3.4%
AUTOMOBILES .................................................  3.4%
CAPITAL MARKETS .............................................  2.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ....................  2.7%
TEXTILES, APPAREL & LUXURY GOODS ............................  2.4%
HOTELS, RESTAURANTS & LEISURE ...............................  2.2%
ELECTRIC UTILITIES ..........................................  2.2%
MULTI-UTILITIES & UNREGULATED POWER .........................  2.2%
TOBACCO .....................................................  2.2%
COMMERCIAL SERVICES & SUPPLIES ..............................  2.0%
MACHINERY ...................................................  1.8%
IT SERVICES .................................................  1.7%
BEVERAGES ...................................................  1.6%
INDUSTRIAL CONGLOMERATES ....................................  1.3%
MULTILINE RETAIL ............................................  1.0%
AEROSPACE & DEFENSE .........................................  0.9%
INSURANCE ...................................................  0.8%
ELECTRONIC EQUIPMENT & INSTRUMENTS ..........................  0.6%
HOUSEHOLD PRODUCTS ..........................................  0.5%
PHARMACEUTICALS .............................................  0.5%
CHEMICALS ...................................................  0.5%
THRIFTS & MORTGAGE FINANCE ..................................  0.5%
COMPUTERS & PERIPHERALS .....................................  0.5%
BUILDING PRODUCTS ...........................................  0.4%
AIR FREIGHT & LOGISTICS .....................................  0.4%
INTERNET SOFTWARE & SERVICES ................................  0.4%
REAL ESTATE .................................................  0.4%
ENERGY EQUIPMENT & SERVICES .................................  0.3%
PERSONAL PRODUCTS ...........................................  0.3%
ROAD & RAIL .................................................  0.3%
CONSTRUCTION MATERIALS ......................................  0.2%
BIOTECHNOLOGY ...............................................  0.1%
ELECTRICAL EQUIPMENT ........................................  0.1%
AUTO COMPONENTS .............................................  0.1%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


DOWSM DART 10 PORTFOLIO
The DowSM Dart 10 Portfolio posted a total return of +3.8% in 2004, which lagged the Dow Jones Industrial Average's total return of +5.3%. The Net Asset Value
(NAV) increased from $8.37 to $8.69 during the calendar year. Seven stocks advanced and three declined. The top performing stocks were the following:
Eastman Kodak (+27.9%), Home Depot (+21.5%), Altria Group (+18.4%) and American Express (+17.6%). The worst performing stocks were the following: Merck (-27.8%) and General Motors (-21.5%).

The Dow DART 10 Portfolio underperformed the Dow Jones Industrial Average in 2004. While the portfolio had a higher weighting in the consumer discretionary sector, its performance reflected a top performer (Eastman Kodak) and a bottom performer (General Motors) and lagged its peers in the S&P 500 Consumer Discretionary Index. Also, the telecommunications service sector allocation in the portfolio held two lagging performers (SBC & AT&T) relative to the telecom sector as a whole which outperformed the Dow Jones Industrial Average and the S&P 500 Index. Lastly, while the only health care position in the Dow DART 10 looked to be moving flat through most the year, late September news on possible health risks due to a Merck drug dropped the stock price 26.8% in one day. It did not recover from the drop by the close of the year.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.
--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
DowSM DART 10 Portfolio                               -7.8%

Dow Jones Industrial Avg.**                            9.0%

2000
DowSM DART 10 Portfolio                                8.7%

Dow Jones Industrial Avg.**                           -4.7%

2001
DowSM DART 10 Portfolio                              -14.8%

Dow Jones Industrial Avg.**                           -5.5%

2002
DowSM DART 10 Portfolio                              -18.3%

Dow Jones Industrial Avg.**                          -15.0%

2003
DowSM DART 10 Portfolio                               19.9%

Dow Jones Industrial Avg.**                           28.3%

2004
DowSM DART 10 Portfolio                                3.8%

Dow Jones Industrial Avg.**                            5.3%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
DowSM DART 10 Portfolio           $10,000       $9,220       $10,020       $8,540       $6,980       $8,370      $8,690
Dow Jones Industrial Avg.**        10,000       10,896        10,382        9,816        8,348       10,700      11,271
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


DOWSM DART 10 PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
DowSMDART 10 Portfolio                   10/6/99          -13.1%             -2.6%             -1.2%            3.8%
Dow Jones Industrial Avg.**                                12.7               2.3               0.7             5.3
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. **The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Telecommunication Services .........  18.8%
Leisure Equipment & Products ...................  12.3%
Specialty Retail ...............................  11.7%
Consumer Finance ...............................  11.3%
Tobacco ........................................  11.0%
Chemicals ......................................  10.4%
Diversified Financial Services .................  10.3%
Automobiles ....................................   7.3%
Pharmaceuticals ................................   6.9%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT

GLOBAL TARGET 15 PORTFOLIO
The Global Target 15 Portfolio posted a total return of +25.4% in 2004, which significantly outperformed the Morgan Stanley Capital International Developed Markets World Index's total return of +14.7%. The Net Asset Value (NAV) increased from $11.05 to $13.86 during the calendar year. Fourteen stocks advanced and one declined. All five of the sectors in both the Financial Times Industrial Ordinary Share Index and Hang Seng Index advanced. The top performing stocks were the following: EMI Group (+86.3%), Tate & Lyle (+73.0%), Cosco Pacific (+60.7%), BAE Systems (+54.0%) and P&O DFD (+47.1%). The only stock that fell was AT&T Corp. (-0.6%).

Performance in 2004 was driven by the portfolio's FT 30 holdings, which benefited from both strong underlying business fundamentals and the British pound's 7.4% rise relative to the U.S. dollar over the course of the year. The five Financial Times Stock Exchange 30 Index ("FTSE 30") holdings were up on average 63.2% in 2004, greatly outperforming the FTSE 30 return of 20.6%. The portfolio also benefited from strong performance in transportation infrastructure stocks, an overweight position for the portfolio. The DJIA components of the portfolio gained an average of 6.1% for 2004, slightly beating the DJIA return of 5.2% but trailing the portfolio as a whole. The portfolio was held back by underperformance in telecommunication services stocks (AT&T and SBC), an overweight position in the portfolio.

*All returns are in U.S. dollars.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.
--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
Global Target 15 Portfolio                            -2.9%

MSCI Developed Markets World Index**                  14.1%

2000
Global Target 15 Portfolio                            2.00%

MSCI Developed Markets World Index**                 -13.2%

2001
Global Target 15 Portfolio                            -2.4%

MSCI Developed Markets World Index**                 -16.8%

2002
Global Target 15 Portfolio                           -14.7%

MSCI Developed Markets World Index**                 -19.9%

2003
Global Target 15 Portfolio                            34.1%

MSCI Developed Markets World Index**                  33.1%

2004
Global Target 15 Portfolio                            25.4%

MSCI Developed Markets World Index**                  14.7%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
Global Target 15 Portfolio        $10,000       $9,710       $9,900        $9,660       $8,240       $11,050     $13,860
MSCI Developed Markets             10,000       11,411        9,908         8,241        6,602         8,788      10,081
  World Index**
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT



GLOBAL TARGET 15 PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

RETURN COMPARISON                                                                                      PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Global Target 15 Portfolio               10/6/99           38.6%              6.4%              7.4%           25.4%
MSCI Developed Markets World Index**                       -0.7              -0.1              -2.4            14.7
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. **The Morgan Stanley Capital International Developed Markets World Index
     ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg)


                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Industrial Conglomerates ........................ 18.9%
Transportation Infrastructure ................... 15.2%
Diversified Telecommunication Services .......... 10.3%
Media ...........................................  9.4%
Food Products ...................................  8.6%
Aerospace & Defense .............................  7.8%
Oil & Gas .......................................  6.7%
Road & Rail .....................................  6.3%
Real Estate .....................................  6.2%
Diversified Financial Services ..................  5.6%
Auto Components .................................  5.0%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


S&P TARGET 24 PORTFOLIO
The S&P Target 24 Portfolio posted a total return of +13.7% in 2004, which outperformed the S&P 500 Index's total return of +10.9%. The Net Asset Value
(NAV) increased from $7.62 to $8.66 during the calendar year. Twenty-one stocks advanced and three declined. The top performing stocks were the following:
Burlington Resources (+58.5%), UnitedHealth Group (+51.4%), Moody's (+44.1%), Occidental Petroleum (+41.3%) and Waters Corp. (+41.1%). The worst performing stock was Cisco (-20.3%).

The S&P Target 24 slightly outperformed the S&P 500 Index. Financials, health care, and energy, making up almost half of the portfolio's weighting, led the way for the S&P Target 24's performance. Each of the three sectors outperformed their peer group as a whole as measured by their respective S&P 500 sector indexes' performance. The highly weighted information technology sector produced a flat return within the S&P 500, but outperformed the S&P Target 24's technology allocation due to Cisco Systems poor performance and heavy weighting in the sector and portfolio. Industrials' and telecommunications services' performance within the S&P Target 24 also underperformed their peers within the S&P 500 Index.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.
--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
S&P Target 24 Portfolio                               18.3%

S&P 500 Index**                                       11.2%

2000
S&P Target 24 Portfolio                              -19.4%

S&P 500 Index**                                       -9.1%

2001
S&P Target 24 Portfolio                              -24.6%

S&P 500 Index**                                      -11.9%

2002
S&P Target 24 Portfolio                              -14.6%

S&P 500 Index**                                      -22.1%

2003
S&P Target 24 Portfolio                               24.1%

S&P 500 Index**                                       28.7%

2004
S&P Target 24 Portfolio                               13.7%

S&P 500 Index**                                       10.9%
----------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
S&P Target 24 Portfolio           $10,000       $11,830      $9,540        $7,190       $6,140       $7,260      $8,660
S&P 500 Index**                    10,000        11,115      10,104         8,903        6,935        8,920       9,895
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


S&P TARGET 24 PORTFOLIO  (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio                  10/6/99          -13.4%             -2.7%             -6.0%           13.7%
S&P 500 Index**                                            -1.1              -0.2              -2.3            10.9
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. **The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.


                             PORTFOLIO COMPONENTS+
                               December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Markets ................................ 16.0%
Communications Equipment ....................... 12.0%
Health Care Providers & Services ............... 10.5%
Diversified Financial Services .................  9.8%
Beverages ......................................  9.6%
Industrial Conglomerates .......................  7.7%
Oil & Gas ......................................  7.4%
Health Care Equipment & Supplies ...............  7.3%
Textiles, Apparel & Luxury Goods ...............  4.9%
Hotels, Restaurants & Leisure ..................  4.0%
Diversified Telecommunication Services .........  2.3%
Personal Products ..............................  1.9%
Specialty Retail ...............................  1.8%
Commercial Services & Supplies .................  1.7%
Software .......................................  1.6%
Wireless Telecommunications Services ...........  1.1%
Machinery ......................................  0.4%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


NASDAQ(R) TARGET 15 PORTFOLIO
The Nasdaq(R) Target 15 Portfolio posted a total return of -2.7% in 2004, which significantly under-performed the Nasdaq 100 Index's total return of +10.7%. The Net Asset Value (NAV) fell from $9.29 to $9.04 during the calendar year. Nine stocks advanced and six declined. The top performing stocks were the following:
Adobe Systems (+60.8%), PETsMART (+49.9%), Symantec (+49.3%), Patterson Companies (+35.6%) and Electronic Arts (+29.4%). The worst performing stocks were the following: Intel (-26.6%), Cisco (-20.3%), SanDisk (-18.4%), Gentex (-14.8%) and American Power Conversion (-11.0%).

Last year was a disappointing year for the NASDAQ Target 15 portfolio. Strong performance from the portfolio's software holdings (25.4% of the portfolio at 12/31/04) was unable to make up for the poor performance of the portfolio's two largest holdings (Cisco & Intel). The portfolio's software holdings returned on average 38%, led by a 60.8% gain in Adobe. Both Cisco and Intel finished 2004 in the bottom quintile of performance for all NASDAQ 100 constituents.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
NASDAQ(R) Target 15 Portfolio                         46.0%

NASDAQ 100 Index***                                   46.4%

2000
NASDAQ(R) Target 15 Portfolio                        -11.8%

NASDAQ 100 Index***                                  -36.8%

2001
NASDAQ(R) Target 15 Portfolio                        -28.2%

NASDAQ 100 Index***                                  -32.6%

2002
NASDAQ(R) Target 15 Portfolio                        -26.2%

NASDAQ 100 Index***                                  -37.5%

2003
NASDAQ(R) Target 15 Portfolio                         36.0%

NASDAQ 100 Index***                                   49.5%

2004
NASDAQ(R) Target 15 Portfolio                         -2.7%

NASDAQ 100 Index***                                   10.7%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
Nasdaq(R)Target 15 Portfolio      $10,000       $14,600      $12,880       $9,250       $6,830       $9,290      $9,040
Nasdaq 100 Index***                10,000        14,644        9,251        6,234        3,894        5,820       6,447
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq(R)Target 15 Portfolio              10/6/99           -9.6%             -1.9%             -9.1%           -2.7%
Nasdaq 100 Index***                                        -35.5              -8.0             -15.1            10.7
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ***The Nasdaq 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. (Bloomberg)

                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software .......................................  25.8%
Communications Equipment .......................  20.2%
Semiconductors & Semiconductor Equipment .......  18.4%
Wireless Telecommunication Services ............  16.3%
Specialty Retail ...............................   9.8%
Household Durables .............................   3.4%
Computers & Peripherals ........................   2.0%
Health Care - Providers & Services .............   1.4%
Biotechnology ..................................   1.0%
Electrical Equipment ...........................   0.9%
Auto Components ................................   0.8%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
The First Trust 10 Uncommon Values Portfolio posted a total return of +11.4% in 2004, which outperformed the S&P 500 Index's total return of +10.9%. The Net Asset Value (NAV) increased from $4.67 to $5.20 during the calendar year. In the first half of 2004, five stocks advanced and five declined. In the second half of 2004, which began with the 2004 selections on June 25th, six stocks advanced and four declined.

The top performing stocks in the FIRST HALF of 2004 were the following:
Burlington Resources (+31.7%), Teva Pharmaceutical Industries (+19.3%) and Jetblue Airways (+9.0%). The worst performing stocks were the following: Amgen (-12.4%), Hewlett-Packard (-8.7%), Nextel Communications (-4.4%) and U.S. Bancorp (-4.3%). The top performing stocks in the SECOND HALF of 2004 were the following: UnitedHealth Group (+42.6%), Phelps Dodge (+27.9%), EchoStar Communications (+15.2%), MBNA (+10.5%) and Tyco Int'l (+10.5%). The worst performing stocks were the following: Teva Pharmaceutical Industries (-11.2%), Cendant (-2.5%) and Illinois Tool Works (-2.2%).

First half performance was boosted by Burlington Resources as rising crude oil prices pushed the stock to all-time highs. Results were tempered by poor performance from the portfolio's three technology and telecommunication holdings (Cisco, Nextel & Hewlett-Packard). Following the mid-year portfolio update and rebalance, second half performance benefited from UnitedHealth Group and Phelps Dodge. UnitedHealth reached all-time highs by the end of the year following a temporary setback after New York Attorney General Elliot Spitzer announced an investigation of the insurance industry. Phelps Dodge benefited from rising commodity prices due to continued global economic growth, especially in Asia. Second half performance was hurt by the portfolio's one pharmaceutical holding (Teva Pharmaceuticals) as generic drug stocks lost investor favor due to increased competition and pricing concerns.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
First Trust 10 Uncommon Values                        14.0%

S&P 500 Index**                                       11.2%

2000
First Trust 10 Uncommon Values                       -26.4%

S&P 500 Index**                                       -9.1%

2001
First Trust 10 Uncommon Values                       -35.6%

S&P 500 Index**                                      -11.9%

2002
First Trust 10 Uncommon Values                       -36.9%

S&P 500 Index**                                      -22.1%

2003
First Trust 10 Uncommon Values                        37.0%

S&P 500 Index**                                       28.7%

2004
First Trust 10 Uncommon Values                        11.4%

S&P 500 Index**                                       10.9%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
First Trust 10 Uncommon Values    $10,000       $11,400      $8,390        $5,400       $3,410       $4,670      $5,200
S&P500 Index**                     10,000        11,115      10,104         8,903        6,935        8,920       9,895
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust 10 Uncommon Values Portfolio 10/6/99          -48.0%            -11.7%            -14.5%           11.4%
S&P 500 Index**                                            -1.1              -0.2              -2.3            10.9
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. **The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)


                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Health Care - Providers & Services .............  13.1%
Metals & Mining ................................  11.9%
Media ..........................................  10.2%
Consumer Finance ...............................  10.2%
Industrial Conglomerates .......................   9.9%
Food & Staples Retailing .......................   9.9%
Insurance ......................................   9.0%
Machinery ......................................   8.9%
Commercial Services & Supplies .................   8.8%
Pharmaceuticals ................................   8.1%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


VALUE LINE(R) TARGET 25 PORTFOLIO
The Value Line(R) Target 25 Portfolio posted a total return of +21.6% in 2004, which significantly outperformed the Russell 3000 Index's total return of 12.0%. The Net Asset Value (NAV) increased from $3.34 to $4.06 during the calendar year. Twenty-three stocks advanced and four declined. There were two spin-offs during the year. The top performing stocks were the following: Urban Outfitters (+139.7%), Cognizant Technology Solutions (+85.5%), Pacificare Health Systems (+67.2%), Eagle Materials (+61.2%) and Patina Oil & Gas (+54.3%). The worst performing stocks were the following: Foundry Networks (-51.8%), Hot Topic (-41.6%), AAR (-8.9%) and eResearch Technology (-6.5%).

The Value Line Target 25 outperformed the S&P 500 Index due to an overweighting in consumer discretionary sector (more than half the portfolio). This high weighting of the consumer discretionary sector in the Value Line Target 25 was mostly due to homebuilders (one-third of the portfolio) and apparel retail, accessories & luxury (one-sixth of the portfolio). The consumer discretionary holdings within the portfolio more than doubled the performance of its peers as measured by the S&P 500 Consumer Discretionary Indexes' performance. This outperformance and overweighting of consumer discretionary (homebuilders & apparel), coupled with the outperformance of the lower weighted sectors of information technology, health care, and energy where more than enough to overcome the highly weighted, lagging return of Nextel Communications to produce a high return relative to the S&P 500 Index.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.
--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
Value Line(R) Target 25 Portfolio                     63.3%

Russell 3000 Index****                                12.6%

2000
Value Line(R) Target 25 Portfolio                    -42.9%

Russell 3000 Index****                                -7.5%

2001
Value Line(R) Target 25 Portfolio                    -55.5%

Russell 3000 Index****                               -11.4%

2002
Value Line(R) Target 25 Portfolio                    -42.9%

Russell 3000 Index****                               -21.5%

2003
Value Line(R) Target 25 Portfolio                     40.9%

Russell 3000 Index****                                31.1%

2004
Value Line(R) Target 25 Portfolio                     21.6%

Russell 3000 Index****                                12.0%
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                  10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                  -------       --------     --------      --------     --------     --------    --------
Value Line(R)Target 25 Portfolio  $10,000       $16,330      $9,320        $4,150       $2,370       $3,340      $4,060
Russell 3000 Index****             10,000        11,262      10,420         9,229        7,241        9,500      10,631
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
Value Line(R)Target 25 Portfolio          10/6/99          -59.4%            -15.8%            -24.3%           21.6%
Russell 3000 Index ****                                      6.3               1.2              -1.2            12.0
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ****The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Household Durables .............................. 24.3%
Wireless Telecommunication Services ............. 21.8%
Specialty Retail ................................ 12.3%
Textiles, Apparel & Luxury Goods ................ 10.7%
Multiline Retail ................................  6.6%
Health Care Providers & Services ................  5.8%
IT Services .....................................  5.5%
Commercial Services .............................  3.6%
Oil & Gas .......................................  2.6%
Aerospace & Defense .............................  2.3%
Automobiles .....................................  2.2%
Communications Equipment ........................  1.7%
Construction Materials ..........................  0.6%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST ENERGY PORTFOLIO
The First Trust Energy Portfolio posted a total return of +32.0% in 2004, which outperformed the Russell 1000 Integrated Oil Index's total return of +28.8%, but lagged the Russell 1000 Other Energy Index's total return of +39.7%. The Net Asset Value (NAV) increased from $14.20 to $18.75 during the calendar year. Twenty-four stocks advanced and one declined.

The following S&P group returns reflect how energy stocks fared in 2004: Oil & Gas Drilling (+45.1%), Oil-Exploration & Production (+34.9%), Oil & Gas Equipment & Services (+31.9%) and Integrated Oil & Gas (+28.8%).

The year-over-year estimated earnings growth rate for the companies in the S&P ENERGY INDEX rose by 50% in 2004, according to Thomson First Call. Actual earnings growth rates were +63% and -35% for 2003 and 2002, respectively.

The top performing stocks were the following: Valero Energy (+97.6%), Canadian Natural Resources (+71.2%), Cal Dive Int'l (+68.9%), National-Oilwell (+57.8%) and Maverick Tube (+57.4%). The only stock that fell was PetroChina (-1.4%).

Crude oil futures in New York closed 2004 at $43.45 per barrel, up significantly from $32.52 at the end of 2003, according to Bloomberg. During the year the price was as high as $55.17 (10/26) and as low as $32.48 (2/6). The average for 2004 was $41.43. Natural Gas futures in New York closed 2004 at $6.15 per mmBtu (10,000 million British thermal units), down slightly from $6.19 at the end of 2003. During the year the price was as high as $8.75 (11/3) and as low as $4.57 (9/10). The average for 2004 was $6.17.

OPEC has announced that it has abandoned its oil trading range of $22-$28 per barrel, held steady for several years, in favor of a $40 price target. The high price of oil has been a boon for oil companies all over the globe as the world's 10 largest oil companies earned in the vicinity of $100 billion in profits in 2004, according to the New York Times. Some oil companies have announced they intend to distribute a percentage of their windfalls in the form of dividends, while others may buy back stock or pare down debt.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
FirstTrust Energy Portfolio                           12.3%

Russell 1000 Integrated Oil Index+                     3.1%

Russell 1000 Other Energy Index++                      6.2%

2000
FirstTrust Energy Portfolio                           41.3%

Russell 1000 Integrated Oil Index+                    12.6%

Russell 1000 Other Energy Index++                     69.1%

2001
FirstTrust Energy Portfolio                          -28.9%

Russell 1000 Integrated Oil Index+                   -10.6%

Russell 1000 Other Energy Index++                    -43.3%

2002
FirstTrust Energy Portfolio                           -4.5%

Russell 1000 Integrated Oil Index+                   -12.7%

Russell 1000 Other Energy Index++                    -20.6%

2003
FirstTrust Energy Portfolio                           31.7%

Russell 1000 Integrated Oil Index+                    26.9%

Russell 1000 Other Energy Index++                     26.1%

2004
FirstTrust Energy Portfolio                           32.0%

Russell 1000 Integrated Oil Index+                    28.8%

Russell 1000 Other Energy Index++                     39.7%

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST ENERGY PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                      10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                      -------       --------     --------      --------     --------     --------    --------
First Trust Energy Portfolio          $10,000       $11,230      $15,870       $11,290      $10,780      $14,200     $18,750
Russell 1000 Integrated Oil Index+     10,000        10,307       11,601        10,377        9,061       11,500      14,812
Russell 1000 Other Energy Index++      10,000        10,617       17,953        10,174        8,082       10,190      14,238
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust Energy Portfolio             10/6/99           87.5%             12.7%             10.8%           32.0%
Russell 1000 Integrated Oil Index+                         48.1               7.8               7.5            28.8
Russell 1000 Other Energy Index++                          42.4               7.0               6.0            39.7

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.
   + The Russell 1000 Integrated Oil Index is a capitalization-weighted index of companies involved in all parts of the exploration, production, and refining process. (Bloomberg)
  ++ The Russell 1000 Other Energy Index is a capitalization-weighted index of companies in the energy-related businesses other than integrated oils. (Bloomberg)

                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Oil & Gas ......................................  67.9%
Energy Equipment & Services ....................  32.1%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST FINANCIAL SERVICES PORTFOLIO
The First Trust Financial Services Portfolio posted a total return of +15.5% in 2004, which outperformed the Russell 1000 Financial Services Index's total return of +13.2%. The Net Asset Value (NAV) increased from $13.30 to $15.36 during the calendar year. Twenty-eight stocks advanced and two declined.

The following S&P group returns reflect how financial stocks fared in 2004:
Banks (+14.4%), Property & Casualty (+10.5%), Diversified Financials (+8.2%) and Insurance Brokers (-22.5%).

The year-over-year earnings growth rate for the companies in the S&P FINANCIAL INDEX was 12% in 2004, according to Thomson First Call. Actual earnings growth rates were 18% and 17% for 2003 and 2002, respectively.

The top performing stocks were the following: Countrywide Financial (+48.1%), Manulife Financial (+45.7%), Capital One Financial (+37.6%), ING Group (+36.1%) and Popular, Inc. (+31.9%). The two stocks that fell were Morgan Stanley (-2.2%) and American Int'l Group (-0.5%).

Though the numbers are not officially in yet for 2004, the Securities Industry Association has reported that the securities industry will raise an estimated $2.9 trillion for U.S. companies in 2004 via the underwriting of stocks and bonds. It marks the second consecutive year of nearly $3 trillion raised. To place this level of activity into perspective, over the past five years the securities industry has raised approximately $12.8 trillion for U.S. companies, an amount that surpasses the $12.4 trillion raised for the 30-year period from 1970-1999.

The banking industry experienced some pressure on profits in 2004 due to a 26% decline in mortgage activity, according to the Mortgage Banker Association. The insurance industry appears to be on solid footing despite enduring four hurricanes in 2004 that generated claims totaling $20.5 billion. It appears as though premium increases are only averaging about 3% to 4%. According to the Insurance Information Institute, the insurance industry generated its first underwriting profit in 2004 since 1978 and its best return on equity since 1997.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
FirstTrust Financial Services Portfolio                4.9%

Russell 1000 Financial Services Index****              3.9%

2000
FirstTrust Financial Services Portfolio               24.8%

Russell 1000 Financial Services Index****             26.2%

2001
FirstTrust Financial Services Portfolio              -10.8%

Russell 1000 Financial Services Index****            -14.1%

2002
FirstTrust Financial Services Portfolio              -14.4%

Russell 1000 Financial Services Index****            -15.3%

2003
FirstTrust Financial Services Portfolio               33.0%

Russell 1000 Financial Services Index****             30.5%

2004
FirstTrust Financial Services Portfolio               15.5%

Russell 1000 Financial Services Index****             13.2%

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST FINANCIAL SERVICES PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                             10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                             -------       --------     --------      --------     --------     --------    --------
First Trust Financial  Services Portfolio    $10,000       $10,490      $13,090       $11,680      $10,000      $13,300     $15,350
Russell 1000 Financial Services Index****     10,000        10,389       13,115        11,268        9,544       12,454      14,098
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                              CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                            INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                               DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust Financial Services Portfolio       10/6/99           53.5%              8.5%              7.9%           15.5%
Russell 1000 Financial Services Index****                        44.1               7.2               6.3            13.2
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ****The Russell 1000 Financial Services Index is a capitalization-weighted index of companies that provide financial services. (Bloomberg)


                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Insurance ......................................  29.7%
Commercial Banks ...............................  30.7%
Capital Markets ................................  17.2%
Diversified Financial Services .................   8.3%
Consumer Finance ...............................   7.2%
Thrifts & Mortgage Finance .....................   6.9%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST PHARMACEUTICAL PORTFOLIO
The First Trust Pharmaceutical Portfolio posted a total return of -0.7% in 2004, which lagged the Russell 1000 Healthcare Index's total return of +2.4%. The Net Asset Value (NAV) fell from $10.35 to $10.28 during the calendar year. Eleven stocks advanced and nine declined.

The following S&P group returns reflect how health care stocks fared in 2004:
Biotechnology (+7.6%) and Pharmaceuticals (-7.4%).

The year-over-year earnings growth rate for the companies in the S&P HEALTH CARE INDEX was 10% in 2004, according to Thomson First Call. Actual earnings growth rates were 11% and 8% for 2003 and 2002, respectively.

The top performing stocks were the following: Biogen (+81.5%), Novo Nordisk A/S (+34.6%), Johnson & Johnson (+25.2%), Novartis (+12.0%) and Abbott Laboratories (+9.7%). The worst performing stocks were the following: Mylan Laboratories (-29.6%), Merck (-27.8%), Forest Laboratories (-27.4%), AstraZeneca PLC (-23.4%) and Pfizer (-22.3%).

The U.S. spent nearly $1.8 trillion on health care in 2004, which amounts to about 15.5% of our annual gross domestic product (GDP), according to UBS Securities. For comparative purposes, other industrialized nations spend more like 8% to 10% of annual GDP on health care costs.

IMS Health reported that drug sales increased 9% to about $234 billion in 2004. It marked the first year since 1994 that drug sales posted a single-digit gain. Despite the fact that drug costs account for about 10%-11% of overall health care costs, a great deal of focus continues to be placed on the industry by politicians and the media. The issue of importing drugs from Canada and Europe is part of the ongoing debate over runaway costs.

With R&D spending on new drugs rising to $33.2 billion in 2003, more and more pharmaceutical companies are forging collaborations with biotechnology companies. As of early December 2004, pharmaceutical companies had entered into 451 licensing and investment deals with biotechnology companies, up from 314 such deals in 2003, according to Biotechnology Industry Association.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
First Trust Phamaceutical Portfolio                    3.7%

Russell 1000 Healthcare Index****                     -2.2%

2000
First Trust Phamaceutical Portfolio                   30.6%

Russell 1000 Healthcare Index****                     34.2%

2001
First Trust Phamaceutical Portfolio                  -10.9%

Russell 1000 Healthcare Index****                    -12.1%

2002
First Trust Phamaceutical Portfolio                  -28.3%

Russell 1000 Healthcare Index****                    -20.4%

2003
First Trust Phamaceutical Portfolio                   19.7%

Russell 1000 Healthcare Index****                     17.6%

2004
First Trust Phamaceutical Portfolio                   -0.7%

Russell 1000 Healthcare Index****                      2.4%

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST PHARMACEUTICAL PORTFOLIO (CONTINUED)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                             -------       --------     --------      --------     --------     --------    --------
First Trust Pharmaceutical Portfolio         $10,000       $10,370      $13,540       $12,060      $8,650       $10,350     $10,280
Russell 1000 Healthcare Index****             10,000        9,776        13,121        11,535       9,178        10,794      11,056
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust Pharmaceutical Portfolio     10/6/99            2.8%              0.5%             -0.2%           -0.7%
Russell 1000 Healthcare Index****                           8.2               1.5               2.5             2.4
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ****The Russell 1000 Healthcare Index is a capitalization-weighted index of companies involved in medical services or health care. (Bloomberg)


                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pharmaceuticals ................................  89.1%
Biotechnology ..................................  10.9%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST TECHNOLOGY PORTFOLIO
The First Trust Technology Portfolio posted a total return of +1.2% in 2004, which slightly lagged the Russell 1000 Technology Index's total return of +1.9%. The Net Asset Value (NAV) increased from $4.97 to $5.03 during the calendar year. Seventeen stocks advanced and eight declined.

The following S&P group returns reflect how technology stocks fared in 2004:
Computers & Peripherals (+15.5%), Software & Services (+11.0%) and Communications-Equipment (+3.0%).

The year-over-year earnings growth rate for the companies in the S&P INFORMATION TECHNOLOGY INDEX rose an estimated +43% in 2004, according to Thompson First Call. Actual earnings growth rates were +120% and -1% for 2003 and 2002, respectively.

The top performing stocks were the following: Adobe Systems (+60.8%), QUALCOMM (+58.2%), Symantec (+49.3%), Check Point Software (+46.1%) and Juniper Network (+45.6%). The worst performing stocks were the following: Intel (-26.6%), Applied Materials (-23.8%), Veritas Software (-22.9%), Cisco Systems (-20.3%) and SanDisk (-18.4%).

U.S. spending on information technology rose 12.3% in 2004, to $484.3 billion, according to the Commerce Department. It was a level not seen since 2000 when $467.6 billion was spent on tech products and services at the height of the dot-com craze. Spending probably would not have been quite this robust had it not been for the incentives provided by the Bush tax cuts in 2003. In particular, businesses were given the opportunity to accelerate the depreciation on equipment purchased by the end of 2004.

Semiconductors, a good barometer of tech demand, saw worldwide sales of semiconductors rise to a record $213 billion in 2004, a year-on-year increase of 28% percent from the $166.4 billion recorded in 2003, according to the Semiconductor Industry Association. Worldwide sales for computer hardware (PCs, servers, storage, networking and peripherals) rose 4.8% to around $362 billion in 2004, according to International Data Corp. Worldwide sales of new software licenses and technical support were just shy of $137 billion in 2004, according to Gartner Inc.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999*
First Trust Technology Portfolio                      34.1%

Russell 1000 Technology Index****                     32.2%

2000
First Trust Technology Portfolio                     -23.6%

Russell 1000 Technology Index****                    -34.0%

2001
First Trust Technology Portfolio                     -43.5%

Russell 1000 Technology Index****                    -29.9%

2002
First Trust Technology Portfolio                     -41.5%

Russell 1000 Technology Index****                    -38.7%

2003
First Trust Technology Portfolio                      46.6%

Russell 1000 Technology Index****                     49.0%

2004
First Trust Technology Portfolio                       1.2%

Russell 1000 Technology Index****                      1.9%

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2004 ANNUAL REPORT


FIRST TRUST TECHNOLOGY PORTFOLIO (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             10/6/99       12/31/99     12/31/00      12/31/01     12/31/02     12/31/03    12/31/04
                                             -------       --------     --------      --------     --------     --------    --------
First Trust Technology Portfolio             $10,000       $13,410      $10,250       $5,790       $3,390       $4,970      $5,030
Russell 1000 Technology Index****             10,000        13,216        8,721        6,118        3,750        5,590       5,691
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED DEC. 31, 2004

                                                        CUMULATIVE      AVERAGE ANNUAL        5 YEAR          1 YEAR
                                      INCEPTION            TOTAL         TOTAL RETURN     AVERAGE ANNUAL      ANNUAL
                                         DATE             RETURN       (SINCE INCEPTION)   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust Technology Portfolio         10/6/99          -49.7%            -12.3%            -17.8%            1.2%
Russell 1000 Technology Index****                         -43.1             -10.2             -15.5             1.9
------------------------------------------------------------------------------------------------------------------------------------

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ****The Russell 1000 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. (Bloomberg)

                              PORTFOLIO COMPONENTS+
                                December 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software .......................................  38.1%
Communications Equipment .......................  17.5%
Computers & Peripherals ........................  16.3%
Semiconductors & Semiconductor Equipment .......  15.0%
IT Services ....................................  10.1%
Internet Services & Software ...................   3.0%

+ Percentages are based upon total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES


As a shareholder of the Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line (R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2004 to December 31, 2004.


                                 ACTUAL EXPENSES

The first three colums of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third colum under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three colums of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                              HYPOTHETICAL
                                                      ACTUAL                           (5% RETURN BEFORE EXPENSES)
                                      -----------------------------------------   --------------------------------------

                                                                    EXPENSES                                  EXPENSES
                                       BEGINNING       ENDING      PAID DURING    BEGINNING       ENDING     PAID DURING
                                        ACCOUNT       ACCOUNT        PERIOD*       ACCOUNT       ACCOUNT       PERIOD*
                                         VALUE         VALUE        07/01/2004-     VALUE         VALUE       07/01/2004-   EXPENSE
                                       07/01/2004    12/31/2004     12/31/2004    07/01/2004    12/31/2004    12/31/2004     RATIO
                                      ------------  ------------   ------------   -----------  ------------  ------------   --------
Target Managed VIP Portfolio .........   $1,000       $1,110           $7.80        $1,000         $1,018        $7.46       1.47%
The DowSM DART 10 Portfolio ..........    1,000        1,077            7.67         1,000          1,018         7.46       1.47
Global Target 15 Portfolio ...........    1,000        1,187            8.08         1,000          1,018         7.46       1.47
S&P Target 24 Portfolio ..............    1,000        1,072            7.66         1,000          1,018         7.46       1.47
NASDAQ(R)Target 15 Portfolio .........    1,000        1,006            7.41         1,000          1,018         7.46       1.47
First Trust 10 Uncommon Values
  Portfolio ..........................    1,000        1,083            7.17         1,000          1,018         6.95       1.37
Value Line(R)Target 25 Portfolio .....    1,000        1,194            8.11         1,000          1,018         7.46       1.47
First Trust Energy Portfolio .........    1,000        1,169            8.01         1,000          1,018         7.46       1.47
First Trust Financial Services
  Portfolio ..........................    1,000        1,108            7.79         1,000          1,018         7.46       1.47
First Trust Pharmaceutical Portfolio .    1,000        1,005            7.41         1,000          1,018         7.46       1.47
First Trust Technology Portfolio .....    1,000        1,008            7.42         1,000          1,018         7.46       1.47

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the most recent fiscal half-year, divided by 366 days in the year (to reflect the one-half year period).

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.3%

              DIVERSIFIED TELECOMMUNICATION SERVICES - 6.9%
      1,831   ALLTEL Corp. ....................................  $    107,590
    156,412   AT&T Corp. ......................................     2,981,212
     11,078   BellSouth Corp. .................................       307,858
     25,845   BT Group PLC, Sponsored ADR .....................     1,021,653
    120,218   SBC Communications, Inc. ........................     3,098,018
                                                                 -------------
                                                                    7,516,331
                                                                 -------------
              HOUSEHOLD DURABLES - 6.7%
     20,014   Centex Corp. ....................................     1,192,434
     38,181   D.R. Horton, Inc. ...............................     1,539,076
      8,512   Garmin Ltd. .....................................       517,870
      7,291   Hovnanian Enterprises, Inc., Class A* ...........       361,050
     20,256   Lennar Corp., Class A ...........................     1,148,110
      5,137   M.D.C. Holdings, Inc. ...........................       444,042
     19,969   Pulte Homes, Inc. ...............................     1,274,022
      5,455   Standard Pacific Corp. ..........................       349,884
      8,023   The Ryland Group, Inc. ..........................       461,644
                                                                 -------------
                                                                    7,288,132
                                                                 -------------
              WIRELESS TELECOMMUNICATION SERVICES - 6.4%
    231,635   Nextel Communications, Inc., Class A* ...........     6,949,050
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 5.8%
     37,639   ING Group NV, Sponsored ADR .....................     1,138,580
     85,597   JPMorgan Chase & Company ........................     3,339,139
     20,501   Moody's Corp. ...................................     1,780,512
                                                                 -------------
                                                                    6,258,231
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 5.1%
    275,123   Cisco Systems, Inc.* ............................     5,309,874
     20,170   Foundry Networks, Inc.* .........................       265,437
                                                                 -------------
                                                                    5,575,311
                                                                 -------------
              SOFTWARE - 5.0%
     18,565   Adobe Systems, Inc. .............................     1,164,768
      7,270   Citrix Systems, Inc.* ...........................       178,333
     27,810   Electronic Arts, Inc.* ..........................     1,715,321
     47,845   Informatica Corp.* ..............................       388,501
     16,921   JDA Software Group, Inc.* .......................       230,464
     20,573   Progress Software Corp.* ........................       480,380
     47,981   Symantec Corp.* .................................     1,235,991
                                                                 -------------
                                                                    5,393,758
                                                                 -------------
              OIL & GAS - 5.0%
      7,780   Apache Corp. ....................................       393,435
      9,603   Burlington Resources, Inc. ......................       417,731
      9,191   ENI SPA, Sponsored ADR ..........................     1,156,595
     39,806   Magnum Hunter Resources, Inc.* ..................       513,497
      9,217   Occidental Petroleum Corp. ......................       537,904
     10,846   Patina Oil & Gas Corp. ..........................       406,725
     16,656   Royal Dutch Petroleum Company ...................       955,721
     19,505   Shell Transport & Trading Company PLC,
                 Sponsored ADR ................................     1,002,557
                                                                 -------------
                                                                    5,384,165
                                                                 -------------

Page 26                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              COMMERCIAL BANKS - 5.0%
     37,340   ABN AMRO Holding NV, Sponsored ADR ..............  $    993,244
     24,066   Barclays PLC, Sponsored ADR .....................     1,099,335
     43,845   Fortis, Sponsored ADR ...........................     1,212,783
     22,202   HBOS PLC, Sponsored ADR .........................     1,084,397
     26,941   Lloyds TSB Group PLC, Sponsored ADR .............       991,159
                                                                 -------------
                                                                    5,380,918
                                                                 -------------
              SPECIALTY RETAIL - 4.3%
     13,673   Chico's FAS, Inc.* ..............................       622,532
     26,692   CSK Auto Corp.* .................................       446,824
     22,630   Foot Locker, Inc. ...............................       609,426
     11,137   GameStop Corp., Class A* ........................       249,023
      7,365   Hot Topic, Inc.* ................................       126,604
      7,664   Jos. A. Bank Clothiers, Inc.* ...................       216,891
      6,499   PETsMART, Inc. ..................................       230,909
      9,886   RadioShack Corp. ................................       325,052
     38,362   Staples, Inc. ...................................     1,293,183
     12,494   Urban Outfitters, Inc.* .........................       554,734
                                                                 -------------
                                                                    4,675,178
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 4.1%
      9,082   eResearch Technology, Inc.* .....................       143,950
     13,317   PacifiCare Health Systems, Inc.* ................       752,677
      4,858   Patterson Companies, Inc.* ......................       210,789
     17,455   Per-Se Technologies, Inc.* ......................       276,313
     27,946   Province Healthcare Company* ....................       624,593
     11,529   Sunrise Senior Living, Inc.* ....................       534,484
     21,545   UnitedHealth Group, Inc. ........................     1,896,606
                                                                 -------------
                                                                    4,439,412
                                                                 -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
     17,011   Advanced Medical Optics, Inc.* ..................       699,832
     15,075   Integra LifeSciences Holdings* ..................       556,720
     14,730   PolyMedica Corp. ................................       549,282
     12,503   St. Jude Medical, Inc.* .........................       524,251
      9,681   Ventana Medical Systems, Inc.* ..................       619,487
      1,966   Waters Corp.* ...................................        91,989
     19,331   Wright Medical Group, Inc.* .....................       550,933
      8,874   Zimmer Holdings, Inc.* ..........................       710,985
                                                                 -------------
                                                                    4,303,479
                                                                 -------------
              CONSUMER FINANCE - 3.4%
     64,873   American Express Company ........................     3,656,891
                                                                 -------------
              AUTOMOBILES - 3.3%
     18,918   DaimlerChrysler AG ..............................       909,010
     58,502   General Motors Corp. ............................     2,343,590
      9,147   Thor Industries, Inc. ...........................       338,896
                                                                 -------------
                                                                    3,591,496
                                                                 -------------
              CAPITAL MARKETS - 2.7%
     15,061   Federated Investors, Inc., Class B ..............       457,855
     34,934   Franklin Resources, Inc. ........................     2,433,153
                                                                 -------------
                                                                    2,891,008
                                                                 -------------

                    See Notes to Financial Statements.                   Page 27

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 2.6%
    122,179   Intel Corp. .....................................  $  2,857,767
                                                                 -------------
              TEXTILES, APPAREL & LUXURY GOODS - 2.4%
     29,554   Coach, Inc.* ....................................     1,666,846
      9,811   NIKE, Inc., Class B .............................       889,759
                                                                 -------------
                                                                    2,556,605
                                                                 -------------
              HOTELS, RESTAURANTS & LEISURE - 2.2%
     15,645   Ameristar Casinos, Inc. .........................       674,456
     12,238   IHOP Corp. ......................................       512,650
     20,900   International Game Technology ...................       718,542
     17,192   Isle of Capri Casinos, Inc.* ....................       440,975
                                                                 -------------
                                                                    2,346,623
                                                                 -------------
              ELECTRIC UTILITIES - 2.2%
     45,827   Endesa SA, Sponsored ADR ........................     1,066,394
     25,667   Enel SPA, Sponsored ADR .........................     1,268,977
                                                                 -------------
                                                                    2,335,371
                                                                 -------------
              MULTI-UTILITIES & UNREGULATED POWER - 2.1%
     24,066   National Grid Transco PLC, Sponsored ADR ........     1,154,927
     43,401   Suez SA, ADR ....................................     1,160,977
                                                                 -------------
                                                                    2,315,904
                                                                 -------------
              TOBACCO - 2.1%
     31,538   British American Tobacco PLC, Sponsored
                 ADR ..........................................     1,092,792
     22,125   Imperial Tobacco Group PLC, ADR .................     1,222,406
                                                                 -------------
                                                                    2,315,198
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 1.9%
      6,503   Apollo Group, Inc., Class A* ....................       524,857
     20,121   Corrections Corp. of America* ...................       813,895
      7,148   ITT Educational Services, Inc.* .................       339,887
     10,897   School Specialty, Inc.* .........................       420,188
                                                                 -------------
                                                                    2,098,827
                                                                 -------------
              MACHINERY - 1.7%
     13,843   Actuant Corp., Class A* .........................       721,912
     13,263   Barnes Group, Inc. ..............................       351,602
      2,737   Pall Corp. ......................................        79,236
     18,754   Reliance Steel & Aluminum Company ...............       730,656
                                                                 -------------
                                                                    1,883,406
                                                                 -------------
              IT SERVICES - 1.7%
     36,642   CIBER, Inc.* ....................................       353,229
     20,234   Cognizant Technology Solutions Corp.* ...........       856,505
      9,794   SRA International, Inc., Class A* ...............       628,775
                                                                 -------------
                                                                    1,838,509
                                                                 -------------

Page 28                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              BEVERAGES - 1.6%
      1,201   Brown-Forman Corp., Class B .....................  $     58,465
     32,045   PepsiCo, Inc. ...................................     1,672,749
                                                                 -------------
                                                                    1,731,214
                                                                 -------------
              INDUSTRIAL CONGLOMERATES - 1.3%
     17,080   3M Company ......................................     1,401,756
                                                                 -------------
              MULTILINE RETAIL - 0.9%
     21,771   Nordstrom, Inc. .................................     1,017,359
                                                                 -------------
              AEROSPACE & DEFENSE - 0.9%
      9,703   AAR Corp.* ......................................       132,155
      3,881   Engineered Support Systems, Inc. ................       229,833
     12,802   Moog, Inc., Class A* ............................       580,570
                                                                 -------------
                                                                      942,558
                                                                 -------------
              INSURANCE - 0.8%
     51,590   Prudential PLC, Sponsored ADR ...................       897,666
                                                                 -------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
     12,078   Dionex Corp.* ...................................       684,460
                                                                 -------------
              HOUSEHOLD PRODUCTS - 0.6%
     19,168   Rayovac Corp.* ..................................       585,774
                                                                 -------------
              PHARMACEUTICALS - 0.5%
      9,449   Able Laboratories, Inc.* ........................       214,965
     10,985   Bentley Pharmaceuticals, Inc.* ..................       118,089
     13,161   Noven Pharmaceuticals, Inc.* ....................       224,526
                                                                 -------------
                                                                      557,580
                                                                 -------------
              CHEMICALS - 0.5%
     18,495   Symyx Technologies, Inc.* .......................       556,330
                                                                 -------------
              THRIFTS & MORTGAGE FINANCE - 0.5%
     16,333   BankUnited Financial Corp., Class A* ............       521,839
                                                                 -------------
              COMPUTERS & PERIPHERALS - 0.5%
      8,583   Applied Films Corp.* ............................       185,050
     12,628   SanDisk Corp.* ..................................       315,321
                                                                 -------------
                                                                      500,371
                                                                 -------------
              BUILDING PRODUCTS - 0.4%
     17,124   Griffon Corp.* ..................................       462,348
                                                                 -------------
              AIR FREIGHT & LOGISTICS - 0.4%
     21,439   Pacer International, Inc.* ......................       455,793
                                                                 -------------
              INTERNET  SOFTWARE & SERVICES - 0.4%
     36,897   United Online, Inc.* ............................       425,422
                                                                 -------------
              REAL ESTATE - 0.4%
     16,771   Saxon Capital, Inc. .............................       402,336
                                                                 -------------
              ENERGY EQUIPMENT & SERVICES - 0.3%
     12,663   Tetra Technologies, Inc.* .......................       358,363
                                                                 -------------
              PERSONAL PRODUCTS - 0.3%
      8,837   Avon Products, Inc. .............................       341,992
                                                                 -------------

                    See Notes to Financial Statements.                   Page 29

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              ROAD & RAIL - 0.3%
     12,073   Genesee & Wyoming Inc., Class A* ................  $    339,614
                                                                 -------------
              CONSTRUCTION MATERIALS - 0.2%
        510   Eagle Materials, Inc. ...........................        44,039
      1,528   Eagle Materials, Inc., Class B ..................       128,810
                                                                 -------------
                                                                      172,849
                                                                 -------------
              BIOTECHNOLOGY - 0.1%
      2,222   Invitrogen Corp.* ...............................       149,163
                                                                 -------------
              ELECTRICAL EQUIPMENT - 0.1%
      6,457   American Power Conversion Corp. .................       138,180
                                                                 -------------
              AUTO COMPONENTS - 0.1%
      3,501   Gentex Corp. ....................................       129,607
                                                                 -------------

              TOTAL COMMON STOCKS .............................   106,624,144
                                                                 -------------
              (Cost $94,067,968)


              TOTAL INVESTMENTS - 98.3% .......................   106,624,144
              (Cost $94,067,968)

              NET OTHER ASSETS & LIABILITIES - 1.7% ...........     1,848,796
                                                                 -------------
              NET ASSETS - 100.0% .............................  $108,472,940
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt


Page 30                   See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 97.0%

              DIVERSIFIED TELECOMMUNICATION SERVICES - 18.2%
     59,821   AT&T Corp. ......................................  $  1,140,188
     45,983   SBC Communications, Inc. ........................     1,184,982
                                                                 -------------
                                                                    2,325,170
                                                                 -------------
              LEISURE EQUIPMENT & PRODUCTS - 12.0%
     47,292   Eastman Kodak Company ...........................     1,525,167
                                                                 -------------
              SPECIALTY RETAIL - 11.4%
     33,959   The Home Depot, Inc. ............................     1,451,408
                                                                 -------------
              CONSUMER FINANCE - 11.0%
     24,815   American Express Company ........................     1,398,821
                                                                 -------------
              TOBACCO - 10.6%
     22,186   Altria Group, Inc. ..............................     1,355,565
                                                                 -------------
              CHEMICALS - 10.1%
     26,188   E.I. du Pont de Nemours and Company .............     1,284,521
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 10.0%
     32,741   JPMorgan Chase & Company ........................     1,277,226
                                                                 -------------
              AUTOMOBILES - 7.0%
     22,380   General Motors Corp. ............................       896,543
                                                                 -------------
              PHARMACEUTICALS - 6.7%
     26,342   Merck & Company, Inc. ...........................       846,632
                                                                 -------------

              TOTAL COMMON STOCKS .............................    12,361,053
                                                                 -------------
              (Cost $11,633,962)


              TOTAL INVESTMENTS - 97.0% .......................    12,361,053
              (Cost $11,633,962)

              NET OTHER ASSETS & LIABILITIES - 3.0% ...........       387,622
                                                                 -------------
              NET ASSETS - 100.0% .............................  $ 12,748,675
                                                                 =============

--------------------------------------------------------------------------------

                    See Notes to Financial Statements.                   Page 31

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 97.9%

              UNITED KINGDOM - 37.1%
    388,534   BAE Systems PLC .................................  $  1,719,407
    409,782   EMI Group PLC ...................................     2,084,863
    244,419   GKN PLC .........................................     1,109,801
    210,647   Tate & Lyle PLC .................................     1,911,902
    275,771   The Peninsular & Oriental Steam Navigation
                 Company ......................................     1,575,123
                                                                 -------------
                                                                    8,401,096
                                                                 -------------
              HONG KONG - 32.7%
    516,019   Cheung Kong Infrastructure Holdings Ltd. ........     1,490,420
    464,000   Citic Pacific Ltd. ..............................     1,319,280
    863,000   Cosco Pacific Ltd. ..............................     1,787,571
    891,680   Hang Lung Properties Ltd. .......................     1,376,629
    880,000   MTR Corp. Ltd. ..................................     1,409,544
                                                                 -------------
                                                                    7,383,444
                                                                 -------------
              UNITED STATES - 28.1%
     58,205   AT&T Corp. ......................................     1,109,387
     28,652   Exxon Mobil Corp. ...............................     1,468,702
     37,942   General Electric Company ........................     1,384,883
     31,841   JPMorgan Chase & Company ........................     1,242,118
     44,733   SBC Communications, Inc. ........................     1,152,769
                                                                 -------------
                                                                    6,357,859
                                                                 -------------

              TOTAL COMMON STOCKS .............................    22,142,399
                                                                 -------------
              (Cost $19,622,203)


              TOTAL INVESTMENTS - 97.9% .......................    22,142,399
              (Cost $19,622,203)

              NET OTHER ASSETS & LIABILITIES - 2.1% ...........       475,407
                                                                 -------------
              NET ASSETS - 100.0% .............................  $ 22,617,806
                                                                 =============

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Industrial Conglomerates ........................       18.5%
              Transportation Infrastructure ...................       14.9
              Diversified Telecommunication Services ..........       10.1
              Media ...........................................        9.2
              Food Products ...................................        8.4
              Aerospace & Defense .............................        7.6
              Oil & Gas .......................................        6.5
              Road & Rail .....................................        6.2
              Real Estate .....................................        6.1
              Diversified Financial Services ..................        5.5
              Auto Components .................................        4.9
              Net Other Assets and Liabilities ................        2.1
                                                                 -----------
                                                                     100.0%
                                                                 ===========

Page 32                   See Notes to Financial Statements.

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.6%

              CAPITAL MARKETS - 15.7%
     11,618   Federated Investors, Inc., Class B ..............  $    353,187
     26,923   Franklin Resources, Inc. ........................     1,875,187
                                                                 -------------
                                                                    2,228,374
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 11.9%
     86,939   Cisco Systems, Inc.* ............................     1,677,923
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 10.3%
     16,603   UnitedHealth Group, Inc. ........................     1,461,562
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 9.7%
     15,805   Moody's Corp. ...................................     1,372,664
                                                                 -------------
              BEVERAGES - 9.4%
        933   Brown-Forman Corp., Class B .....................        45,418
     24,705   PepsiCo, Inc. ...................................     1,289,601
                                                                 -------------
                                                                    1,335,019
                                                                 -------------
              INDUSTRIAL CONGLOMERATES - 7.6%
     13,162   3M Company ......................................     1,080,205
                                                                 -------------
              OIL & GAS - 7.3%
      5,994   Apache Corp. ....................................       303,117
      7,412   Burlington Resources, Inc. ......................       322,422
      7,086   Occidental Petroleum Corp. ......................       413,539
                                                                 -------------
                                                                    1,039,078
                                                                 -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 7.2%
      9,653   St. Jude Medical, Inc.* .........................       404,750
      1,501   Waters Corp.* ...................................        70,232
      6,845   Zimmer Holdings, Inc.* ..........................       548,422
                                                                 -------------
                                                                    1,023,404
                                                                 -------------
              TEXTILES, APPAREL & LUXURY GOODS - 4.8%
      7,554   NIKE, Inc., Class B .............................       685,072
                                                                 -------------
              HOTELS, RESTAURANTS & LEISURE - 3.9%
     16,100   International Game Technology ...................       553,518
                                                                 -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
      1,398   ALLTEL Corp. ....................................        82,147
      8,533   BellSouth Corp. .................................       237,132
                                                                 -------------
                                                                      319,279
                                                                 -------------
              PERSONAL PRODUCTS - 1.9%
      6,832   Avon Products, Inc. .............................       264,398
                                                                 -------------
              SPECIALTY RETAIL - 1.8%
      7,603   RadioShack Corp. ................................       249,987
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 1.7%
      2,983   Apollo Group, Inc., Class A* ....................       240,758
                                                                 -------------
              SOFTWARE - 1.6%
      3,658   Electronic Arts, Inc.* ..........................       225,625
      3,764   Seagate Technology, Inc. (Escrow Shares)*+ ......             0
                                                                 -------------
                                                                      225,625
                                                                 -------------

                    See Notes to Financial Statements.                   Page 33

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              WIRELESS TELECOMMUNICATION SERVICES - 1.1%
      4,955   Nextel Communications, Inc., Class A* ...........  $    148,650
                                                                 -------------
              MACHINERY - 0.4%
      2,116   Pall Corp. ......................................        61,258
                                                                 -------------

              TOTAL COMMON STOCKS .............................    13,966,774
                                                                 -------------
              (Cost $12,770,809)


              TOTAL INVESTMENTS - 98.6% .......................    13,966,774
              (Cost $12,770,809)

              NET OTHER ASSETS & LIABILITIES - 1.4% ...........       191,252
                                                                 -------------
              NET ASSETS - 100.0% .............................  $ 14,158,026
                                                                 =============

--------------------------------------------------------------------------------
         *  Non-income producing security.
         + Security is fair valued and market value is determined in accordance with procedures established by the Board of Trustees.


Page 34                   See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.4%

              SOFTWARE - 25.4%
      8,291   Adobe Systems, Inc. .............................  $    520,177
      3,244   Citrix Systems, Inc.* ...........................        79,575
     10,294   Electronic Arts, Inc.* ..........................       634,934
     21,404   Symantec Corp.* .................................       551,367
                                                                 -------------
                                                                    1,786,053
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 19.9%
     72,409   Cisco Systems, Inc.* ............................     1,397,494
                                                                 -------------
              SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 18.1%
     54,507   Intel Corp. .....................................     1,274,919
                                                                 -------------
              WIRELESS TELECOMMUNICATION SERVICES - 16.0%
     37,565   Nextel Communications, Inc., Class A* ...........     1,126,950
                                                                 -------------
              SPECIALTY RETAIL - 9.7%
      2,899   PETsMART, Inc. ..................................       103,002
     17,102   Staples, Inc. ...................................       576,508
                                                                 -------------
                                                                      679,510
                                                                 -------------
              HOUSEHOLD DURABLES - 3.3%
      3,802   Garmin Ltd. .....................................       231,314
                                                                 -------------
              COMPUTERS & PERIPHERALS - 2.0%
      5,625   SanDisk Corp.* ..................................       140,456
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 1.3%
      2,172   Patterson Companies, Inc.* ......................        94,243
                                                                 -------------
              BIOTECHNOLOGY - 1.0%
        992   Invitrogen Corp.* ...............................        66,593
                                                                 -------------
              ELECTRICAL EQUIPMENT - 0.9%
      2,883   American Power Conversion Corp. .................        61,696
                                                                 -------------
              AUTO COMPONENTS - 0.8%
      1,563   Gentex Corp. ....................................        57,862
                                                                 -------------
              TOTAL COMMON STOCKS .............................     6,917,090
                                                                 -------------
              (Cost $6,663,255)


              TOTAL INVESTMENTS - 98.4% .......................     6,917,090
              (Cost $6,663,255)

              NET OTHER ASSETS & LIABILITIES - 1.6% ...........       110,918
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  7,028,008
                                                                 =============

--------------------------------------------------------------------------------
         *   Non-income producing security.


                   See Notes to Financial Statements.                    Page 35

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 100.0%

              HEALTH CARE PROVIDERS & SERVICES - 13.1%
     14,588   UnitedHealth Group, Inc. ........................  $  1,284,182
                                                                 -------------
              METALS & MINING - 11.9%
     11,757   Phelps Dodge Corp. ..............................     1,163,002
                                                                 -------------
              MEDIA - 10.2%
     30,023   EchoStar Communications Corp., Class A ..........       997,964
                                                                 -------------
              CONSUMER FINANCE - 10.2%
     35,308   MBNA Corp. ......................................       995,333
                                                                 -------------
              INDUSTRIAL CONGLOMERATES - 9.9%
     27,243   Tyco International Ltd. .........................       973,665
                                                                 -------------
              FOOD & STAPLES RETAILING - 9.9%
     21,545   CVS Corp. .......................................       971,033
                                                                 -------------
              INSURANCE - 9.0%
     10,443   The Progressive Corp. ...........................       885,984
                                                                 -------------
              MACHINERY - 8.9%
      9,435   Illinois Tool Works, Inc. .......................       874,436
`                                                                -------------
              COMMERCIAL SERVICES & SUPPLIES - 8.8%
     36,894   Cendant Corp. ...................................       862,582
                                                                 -------------
              PHARMACEUTICALS - 8.1%
     26,562   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       793,141
                                                                 -------------

              TOTAL COMMON STOCKS .............................     9,801,322
                                                                 -------------
              (Cost $8,960,122)


              TOTAL INVESTMENTS - 100.0% ......................     9,801,322
              (Cost $8,960,122)

              NET OTHER ASSETS & LIABILITIES - 0.0% ...........         1,544
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  9,802,866
                                                                 =============

--------------------------------------------------------------------------------
       ADR    American Depository Receipt


Page 36                   See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - 94.3%

              HOUSEHOLD DURABLES - 22.9%
     14,772   Centex Corp. ....................................  $    880,116
     28,202   D.R. Horton, Inc. ...............................     1,136,822
      5,363   Hovnanian Enterprises, Inc., Class A* ...........       265,576
     14,923   Lennar Corp., Class A ...........................       845,836
      3,795   M.D.C. Holdings, Inc. ...........................       328,040
     14,727   Pulte Homes, Inc. ...............................       939,582
      4,019   Standard Pacific Corp. ..........................       257,779
      5,917   The Ryland Group, Inc. ..........................       340,464
                                                                 -------------
                                                                    4,994,215
                                                                 -------------
              WIRELESS TELECOMMUNICATION SERVICES - 20.5%
    148,786   Nextel Communications, Inc., Class A* ...........     4,463,580
                                                                 -------------
              SPECIALTY RETAIL - 11.6%
     18,106   Chico's FAS, Inc.* ..............................       824,366
     29,938   Foot Locker, Inc. ...............................       806,230
      9,768   Hot Topic, Inc.* ................................       167,912
     16,506   Urban Outfitters, Inc.* .........................       732,867
                                                                 -------------
                                                                    2,531,375
                                                                 -------------
              TEXTILES, APPAREL & LUXURY GOODS- 10.1%
     39,089   Coach, Inc.* ....................................     2,204,620
                                                                 -------------
              MULTILINE RETAIL - 6.2%
     28,808   Nordstrom, Inc. .................................     1,346,198
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 5.5%
     12,018   eResearch Technology, Inc.* .....................       190,485
     17,632   PacifiCare Health Systems, Inc.* ................       996,561
                                                                 -------------
                                                                    1,187,046
                                                                 -------------
              IT SERVICES - 5.2%
     26,812   Cognizant Technology Solutions Corp.* ...........     1,134,952
                                                                 -------------
              COMMERCIAL SERVICES - 3.3%
      3,478   Apollo Group, Inc., Class A* ....................       280,709
      9,442   ITT Educational Services, Inc.* .................       448,967
                                                                 -------------
                                                                      729,676
                                                                 -------------
              OIL & GAS - 2.5%
     14,311   Patina Oil & Gas Corp. ..........................       536,662
                                                                 -------------
              AEROSPACE & DEFENSE - 2.2%
     12,850   AAR Corp.* ......................................       175,017
      5,142   Engineered Support Systems, Inc. ................       304,509
                                                                 -------------
                                                                      479,526
                                                                 -------------
              AUTOMOBILES - 2.1%
     12,142   Thor Industries, Inc. ...........................       449,861
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 1.6%
     26,667   Foundry Networks, Inc.* .........................       350,938
                                                                 -------------

                   See Notes to Financial Statements.                    Page 37

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              CONSTRUCTION MATERIALS - 0.6%
        326   Eagle Materials, Inc. ...........................  $     28,150
      1,129   Eagle Materials, Inc., Class B ..................        95,175
                                                                 -------------
                                                                      123,325
                                                                 -------------

              TOTAL COMMON STOCKS .............................    20,531,974
                                                                 -------------
              (Cost $17,431,970)


              TOTAL INVESTMENTS - 94.3% .......................    20,531,974
              (Cost $17,431,970)

              NET OTHER ASSETS & LIABILITIES - 5.7% ...........     1,232,530
                                                                 -------------
              NET ASSETS - 100.0% .............................  $ 21,764,504
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt


Page 38                   See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.2%

              OIL & GAS - 66.7%
      2,817   Apache Corp. ....................................  $    142,456
      3,822   Canadian Natural Resources Ltd. .................       163,467
      2,597   ChevronTexaco Corp. .............................       136,369
      1,722   ConocoPhillips ..................................       149,521
      3,980   Devon Energy Corp. ..............................       154,902
      1,304   ENI SPA, Sponsored ADR ..........................       164,095
      3,005   Exxon Mobil Corp. ...............................       154,036
      3,471   Marathon Oil Corp. ..............................       130,544
      2,797   Petro-Canada ....................................       142,703
      2,652   PetroChina Company Ltd., ADR ....................       142,386
      3,728   Pioneer Natural Resources Company ...............       130,853
      2,374   Royal Dutch Petroleum Company ...................       136,220
      4,558   Suncor Energy, Inc. .............................       161,353
      2,355   The Houston Exploration Company* ................       132,610
      1,274   Total SA, Sponsored ADR .........................       139,936
      3,546   Valero Energy Corp. .............................       160,989
      4,390   XTO Energy, Inc. ................................       155,318
                                                                 -------------
                                                                    2,497,758
                                                                 -------------
              ENERGY EQUIPMENT & SERVICES - 31.5%
      2,647   BJ Services Company .............................       123,191
      3,688   Cal Dive International, Inc.* ...................       150,286
      4,768   Maverick Tube Corp.* ............................       144,470
      3,998   National-Oilwell, Inc.* .........................       141,090
      3,236   Noble Corp.* ....................................       160,959
      7,756   Patterson-UTI Energy, Inc. ......................       150,854
      2,541   Precision Drilling Corp.* .......................       159,575
      2,920   Weatherford International Ltd.* .................       149,796
                                                                 -------------
                                                                    1,180,221
                                                                 -------------

              TOTAL COMMON STOCKS .............................     3,677,979
                                                                 -------------
              (Cost $2,523,698)


              TOTAL INVESTMENTS - 98.2% .......................     3,677,979
              (Cost $2,523,698)

              NET OTHER ASSETS & LIABILITIES - 1.8% ...........        68,781
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  3,746,760
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                    See Notes to Financial Statements.                   Page 39

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.1%

              COMMERCIAL BANKS - 30.4%
      3,302   Bank of America Corp. ...........................  $    155,161
      3,005   Compass Bancshares, Inc. ........................       146,253
      3,142   First Horizon National Corp. ....................       135,452
      5,103   North Fork Bancorporation, Inc. .................       147,221
      6,794   Popular, Inc. ...................................       195,871
      4,778   TCF Financial Corp. .............................       153,565
      5,060   U.S. Bancorp ....................................       158,479
      3,108   Wachovia Corp. ..................................       163,481
      2,524   Wells Fargo & Company ...........................       156,867
                                                                 -------------
                                                                    1,412,350
                                                                 -------------
              INSURANCE - 29.5%
      3,622   AFLAC, Inc. .....................................       144,300
      1,949   Ambac Financial Group, Inc. .....................       160,071
      1,953   American International Group, Inc. ..............       128,254
      1,821   Everest Re Group, Ltd. ..........................       163,089
      3,208   Manulife Financial Corp. ........................       148,210
      2,440   MBIA, Inc. ......................................       154,403
      4,092   MetLife, Inc. ...................................       165,767
      5,943   Old Republic International Corp. ................       150,358
      2,969   The Allstate Corp. ..............................       153,557
                                                                 -------------
                                                                    1,368,009
                                                                 -------------
              CAPITAL MARKETS - 17.1%
      1,676   Bear Stearns Companies, Inc. ....................       171,472
      1,371   Goldman Sachs Group, Inc. .......................       142,639
      1,854   Lehman Brothers Holdings, Inc. ..................       162,188
      2,739   Merrill Lynch & Company, Inc. ...................       163,710
      2,758   Morgan Stanley ..................................       153,124
                                                                 -------------
                                                                      793,133
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 8.2%
      3,143   Citigroup, Inc. .................................       151,430
      4,141   ING Group NV, Sponsored ADR .....................       125,265
      2,659   JPMorgan Chase & Company ........................       103,727
                                                                 -------------
                                                                      380,422
                                                                 -------------
              CONSUMER FINANCE - 7.1%
      2,005   Capital One Financial Corp. .....................       168,841
      5,701   MBNA Corp. ......................................       160,711
                                                                 -------------
                                                                      329,552
                                                                 -------------
              THRIFTS & MORTGAGE FINANCE - 6.8%
      4,208   Countrywide Financial Corp. .....................       155,738
      2,614   Golden West Financial Corp. .....................       160,552
                                                                 -------------
                                                                      316,290
                                                                 -------------
              TOTAL COMMON STOCKS .............................     4,599,756
                                                                 -------------
              (Cost $3,542,489)

              TOTAL INVESTMENTS - 99.1% .......................     4,599,756
              (Cost $3,542,489)

              NET OTHER ASSETS & LIABILITIES - 0.9% ...........        43,187
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  4,642,943
                                                                 =============

--------------------------------------------------------------------------------

Page 40                   See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.5%

              PHARMACEUTICALS - 87.8%
      4,368   Abbott Laboratories .............................  $    203,767
      3,830   AstraZeneca PLC, Sponsored ADR ..................       139,374
      5,133   Barr Pharmaceuticals, Inc.* .....................       233,757
      7,300   Bristol-Myers Squibb Company ....................       187,026
      7,321   Endo Pharmaceuticals Holdings, Inc.* ............       153,887
      3,043   Forest Laboratories, Inc.* ......................       136,509
      4,239   GlaxoSmithKline PLC, Sponsored ADR ..............       200,886
      3,150   Johnson & Johnson ...............................       199,773
      7,629   K-V Pharmaceutical Company, Class A* ............       168,219
      2,474   Lilly (Eli) & Company ...........................       140,400
      3,271   Merck & Company, Inc. ...........................       105,130
      8,543   Mylan Laboratories, Inc. ........................       151,040
      3,916   Novartis AG, ADR ................................       197,915
      3,380   Novo Nordisk A/S, Sponsored ADR .................       183,399
      5,025   Pfizer, Inc. ....................................       135,122
      5,386   Sanofi-Synthelabo SA, Sponsored ADR .............       215,709
      5,144   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       153,600
      4,633   Wyeth ...........................................       197,320
                                                                 -------------
                                                                    3,102,833
                                                                 -------------
              BIOTECHNOLOGY - 10.7%
      3,043   Amgen, Inc.* ....................................       195,208
      2,765   Biogen Idec, Inc.* ..............................       184,177
                                                                 -------------
                                                                      379,385
                                                                 -------------

              TOTAL COMMON STOCKS .............................     3,482,218
                                                                 -------------
              (Cost $3,363,748)


              TOTAL INVESTMENTS - 98.5% .......................     3,482,218
              (Cost $3,363,748)

              NET OTHER ASSETS & LIABILITIES - 1.5% ...........        52,603
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  3,534,821
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                    See Notes to Financial Statements.                   Page 41

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 97.1%

              SOFTWARE - 37.0%
      1,452   Adobe Systems, Inc. .............................  $     91,099
      2,788   Check Point Software Technologies Ltd.* .........        68,668
      1,100   Cognos, Inc.* ...................................        48,466
      1,444   Electronic Arts, Inc.* ..........................        89,066
      2,144   Microsoft Corp. .................................        57,266
      4,293   Oracle Corp.* ...................................        58,900
      1,631   SAP AG, Sponsored ADR ...........................        72,107
      3,140   Symantec Corp.* .................................        80,886
      2,086   VERITAS Software Corp.* .........................        59,555
                                                                 -------------
                                                                      626,013
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 17.0%
      3,298   Cisco Systems, Inc.* ............................        63,651
      3,000   Juniper Networks, Inc.* .........................        81,570
      3,281   Nokia Corp., Sponsored ADR ......................        51,413
      2,132   QUALCOMM, Inc. ..................................        90,397
                                                                 -------------
                                                                      287,031
                                                                 -------------
              COMPUTERS & PERIPHERALS - 15.8%
      1,645   Dell, Inc.* .....................................        69,321
      5,529   EMC Corp.* ......................................        82,216
        792   Lexmark International, Inc.* ....................        67,320
      1,962   SanDisk Corp.* ..................................        48,991
                                                                 -------------
                                                                      267,848
                                                                 -------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 14.5%
      3,584   Applied Materials, Inc.* ........................        61,286
      1,865   Broadcom Corp., Class A* ........................        60,202
      2,646   Intel Corp. .....................................        61,890
      1,476   Maxim Integrated Products, Inc. .................        62,568
                                                                 -------------
                                                                      245,946
                                                                 -------------
              IT SERVICES - 9.8%
      1,500   Accenture Ltd.* .................................        40,500
      1,171   Affiliated Computer Services, Inc., Class A* ....        70,483
      1,949   SunGard Data Systems, Inc.* .....................        55,215
                                                                 -------------
                                                                      166,198
                                                                 -------------
              INTERNET SERVICES & SOFTWARE - 3.0%
      2,500   Open Text Corp.* ................................        50,125
                                                                 -------------

              TOTAL COMMON STOCKS .............................     1,643,161
                                                                 -------------
              (Cost $1,351,557)


              TOTAL INVESTMENTS - 97.1% .......................     1,643,161
              (Cost $1,351,557)

              NET OTHER ASSETS & LIABILITIES - 2.9% ...........        49,823
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  1,692,984
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

Page 42                   See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                                             TARGET       THE DOWSM        GLOBAL           S&P
                                                                          MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -------------   ------------   ------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ................................  $106,624,144    $12,361,053    $22,142,399    $13,966,774
                                                                         -------------   ------------   ------------   ------------
Cash ..................................................................     2,773,770        351,359        594,156        181,275
Dividends receivable ..................................................       117,684         41,902         41,290         15,259
Interest receivable ...................................................         1,958            163          1,023            409
Receivable for Membership Interest sold ...............................       485,009         23,519         65,694         25,138
Other assets ..........................................................            --             --          2,185             --
Receivable from advisor ...............................................            --             --          4,047            201
                                                                         -------------   ------------   ------------   ------------
     Total Assets .....................................................   110,002,565     12,777,996     22,850,794     14,189,056
                                                                         -------------   ------------   ------------   ------------
LIABILITIES:
Payable for Membership Interest redeemed ..............................            --             --             --             --
Payable for investment securities purchased ...........................     1,351,876             --        191,082             --
Investment advisory fee payable .......................................        39,718            497             --             --
Payable to adminstrator ...............................................         2,191            284            463            301
Distribution fees payable .............................................        21,069          2,735          4,448          2,892
Accrued audit fees ....................................................         9,818          9,818          9,818          9,818
Membership Interest servicing fee payable .............................        70,806          9,511         14,200          9,845
Printing fees payable .................................................         2,139          2,139          2,138          2,139
Custodian fee payable .................................................        22,783          1,347          6,835          2,884
Accrued legal fees ....................................................         1,765          1,765          1,765          1,765
Accrued expenses and other payables ...................................         7,460          1,225          2,239          1,386
                                                                         -------------   ------------   ------------   ------------
     Total Liabilities ................................................     1,529,625         29,321        232,988         31,030
                                                                         -------------   ------------   ------------   ------------
NET ASSETS ............................................................  $108,472,940    $12,748,675    $22,617,806    $14,158,026
                                                                         =============   ============   ============   ============
(a) Investments, at cost ..............................................  $ 94,067,968    $11,633,962    $19,622,203    $12,770,809
                                                                         =============   ============   ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) .  $    150,630    $   329,736    $   438,268    $   (34,231)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ......................................     2,678,116       (856,559)       514,902       (491,110)
Net unrealized appreciation of investments and foreign
   currency transactions ..............................................    12,556,176        727,091      2,521,001      1,195,965
Paid-in capital .......................................................    93,088,018     12,548,407     19,143,635     13,487,402
                                                                         -------------   ------------   ------------   ------------
Net Assets ............................................................  $108,472,940    $12,748,675    $22,617,806    $14,158,026
                                                                         =============   ============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ....................................  $       9.80    $      8.69    $     13.86    $      8.66
                                                                         =============   ============   ============   ============
Number of Membership Interests outstanding ............................    11,072,237      1,467,706      1,632,318      1,634,196
                                                                         =============   ============   ============   ============



                                                                                         FIRST TRUST
                                                                           NASDAQ(R)     10 UNCOMMON    VALUE LINE(R)   FIRST TRUST
                                                                           TARGET 15       VALUES        TARGET 25        ENERGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        -------------  -------------   -------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ................................ $  6,917,090   $  9,801,322    $ 20,531,974    $ 3,677,979
                                                                        -------------  -------------   -------------   ------------
Cash ..................................................................     113,253           8,774       1,006,612         69,067
Dividends receivable ..................................................         104           9,625           1,541          1,013
Interest receivable ...................................................         141              20             611             79
Receivable for Membership Interest sold ...............................      15,360           5,410         265,296         14,057
Other assets ..........................................................          --              --              --             --
Receivable from advisor ...............................................       4,415           3,307              --          2,798
                                                                        ------------   -------------   -------------   ------------
     Total Assets .....................................................   7,050,363       9,828,458      21,806,034      3,764,993
                                                                        ------------   -------------   -------------   ------------
LIABILITIES:
Payable for Membership Interest redeemed ..............................          --              --              --             --
Payable for investment securities purchased ...........................          --              --              --             --
Investment advisory fee payable .......................................          --              --           7,379             --
Payable to adminstrator ...............................................         152             214             414             81
Distribution fees payable .............................................       1,461           2,054           3,986             --
Accrued audit fees ....................................................       9,818           9,818           9,818          9,818
Membership Interest servicing fee payable .............................       5,174           7,813          11,691          3,151
Printing fees payable .................................................       2,139           2,139           2,139          2,139
Custodian fee payable .................................................       1,067             769           2,868            519
Accrued legal fees ....................................................       1,765           1,765           1,765          1,765
Accrued expenses and other payables ...................................         779           1,020           1,470            760
                                                                        ------------   -------------   -------------   ------------
     Total Liabilities ................................................      22,355          25,592          41,530         18,233
                                                                        ------------   -------------   -------------   ------------
NET ASSETS ............................................................ $ 7,028,008    $  9,802,866    $ 21,764,504    $ 3,746,760
                                                                        ============   =============   =============   ============
(a) Investments, at cost .............................................. $ 6,663,255    $  8,960,122    $ 17,431,970    $ 2,523,698
                                                                        ============   =============   =============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) . $  (265,123)   $   (371,594)   $  (164,630)    $   (15,058)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ......................................  (2,330,901)    (16,737,104)      (155,842)        156,532
Net unrealized appreciation of investments and foreign
   currency transactions ..............................................     253,835         841,200       3,100,004      1,154,281
Paid-in capital .......................................................   9,370,197      26,070,364      18,984,972      2,451,005
                                                                        ------------   -------------   -------------   ------------
Net Assets ............................................................ $ 7,028,008    $  9,802,866    $ 21,764,504    $ 3,746,760
                                                                        ============   =============   =============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .................................... $      9.04    $       5.20    $       4.06    $     18.75
                                                                        ============   =============   =============   ============
Number of Membership Interests outstanding ............................     777,015       1,886,248       5,360,659        199,799
                                                                        ============   =============   =============   ============

                                                                          FIRST TRUST
                                                                           FINANCIAL       FIRST TRUST       FIRST TRUST
                                                                            SERVICES      PHARMACEUTICAL      TECHNOLOGY
                                                                           PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                         -------------    -------------     ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ................................  $ 4,599,756      $  3,482,218      $ 1,643,161
                                                                         ------------     -------------     ------------
Cash ..................................................................       44,219            70,842           61,994
Dividends receivable ..................................................        6,888             3,047              167
Interest receivable ...................................................           81                77               98
Receivable for Membership Interest sold ...............................        6,745                --               --
Other assets ..........................................................           --                --               --
Receivable from advisor ...............................................        4,255             4,005            4,245
                                                                         ------------     -------------     ------------
     Total Assets .....................................................    4,661,944         3,560,189        1,709,665
                                                                         ------------     -------------     ------------
LIABILITIES:
Payable for Membership Interest redeemed ..............................           --             7,491              382
Payable for investment securities purchased ...........................           --                --               --
Investment advisory fee payable .......................................           --                --               --
Payable to adminstrator ...............................................          101                76               37
Distribution fees payable .............................................           --                --               --
Accrued audit fees ....................................................        9,818             9,818            9,818
Membership Interest servicing fee payable .............................        3,714             2,812            1,379
Printing fees payable .................................................        2,139             2,139            2,139
Custodian fee payable .................................................          537               511              493
Accrued legal fees ....................................................        1,765             1,765            1,765
Accrued expenses and other payables ...................................          927               756              668
                                                                         ------------     -------------     ------------
     Total Liabilities ................................................       19,001            25,368           16,681
                                                                         ------------     -------------     ------------
NET ASSETS ............................................................  $ 4,642,943      $  3,534,821      $ 1,692,984
                                                                         ============     =============     ============
(a) Investments, at cost ..............................................  $ 3,542,489      $  3,363,748      $ 1,351,557
                                                                         ============     =============     ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) .  $    42,966      $    (46,310)     $   (89,433)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ......................................       23,182          (841,050)      (1,661,482)
Net unrealized appreciation of investments and foreign
   currency transactions ..............................................    1,057,267           118,470          291,604
Paid-in capital .......................................................    3,519,528         4,303,711        3,152,295
                                                                         ------------     -------------     ------------
Net Assets ............................................................  $ 4,642,943      $  3,534,821      $ 1,692,984
                                                                         ============     =============     ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ....................................  $     15.36      $      10.28      $      5.03
                                                                         ============     =============     ============
Number of Membership Interests outstanding ............................      302,369           343,984          336,870
                                                                         ============     =============     ============

Page 44-45                 See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                                        TARGET       THE DOWSM        GLOBAL           S&P
                                                                      MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    -------------   -------------  -------------   ------------
INVESTMENT INCOME:
Dividends ........................................................  $    721,836    $    223,018   $    333,323    $    77,295
Foreign withholding tax on dividend income .......................            --              --        (14,293)            --
Interest income ..................................................         9,177           1,581          3,648          1,609
                                                                    -------------   -------------  -------------   ------------
Total investment income ..........................................       731,013         224,599        322,678         78,904
                                                                    -------------   -------------  -------------   ------------
EXPENSES:
Investment advisory fee ..........................................       273,869          40,744         53,074         49,650
Administration fee ...............................................        44,509          11,804         14,024         13,030
Fund accounting fee ..............................................        95,296          25,420         30,182         28,041
Distribution fee .................................................        96,758          13,577         19,405         16,091
Trustees' fees and expenses ......................................        13,858          (2,158)          (122)            92
Legal fees .......................................................         6,671           6,556          6,565          6,547
Audit fees .......................................................        10,842          10,842         10,842         10,842
Custodian fees ...................................................       195,679          13,082         52,852         26,513
Membership Interest servicing fee ................................       185,622          33,628         40,794         39,636
Printing fees ....................................................         3,691           3,565          3,575          3,556
Other ............................................................        15,569           1,197          5,051          2,518
Fees waived by administrator .....................................       (84,048)        (17,952)       (22,479)       (20,173)
Fees waived and expenses reimbursed by investment advisor ........      (190,272)        (40,668)       (84,049)       (54,844)
                                                                    -------------   -------------  -------------   ------------
Total expenses ...................................................       668,044          99,637        129,714        121,499
                                                                    -------------   -------------  -------------   ------------
NET INVESTMENT INCOME/(LOSS) .....................................        62,969         124,962        192,964        (42,595)
                                                                    -------------   -------------  -------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
   Securities ....................................................     3,850,128         222,237        718,348      1,013,900
   Foreign currency transactions .................................            --              --         (2,197)            --
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................     7,898,114         398,814      2,022,611        368,516
   Foreign currency translation of other assets and liabilities in
     foreign currencies ..........................................            --              --            805             --
                                                                    -------------   -------------  -------------   ------------
Net realized and unrealized gain/(loss) on investments ...........    11,748,242         621,051      2,739,567      1,382,416
                                                                    -------------   -------------  -------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................  $ 11,811,211    $    746,013   $  2,932,531    $ 1,339,821
                                                                    =============   =============  =============   ============





                                                                      NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)   FIRST TRUST
                                                                      TARGET 15       VALUES         TARGET 25        ENERGY
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    ------------    -----------    ------------     ----------
INVESTMENT INCOME:
Dividends ........................................................  $    13,530     $  117,512     $    26,094      $  42,104
Foreign withholding tax on dividend income .......................           --             --              --             --
Interest income ..................................................          744            319           2,523            414
                                                                    ------------    -----------    ------------     ----------
Total investment income ..........................................       14,274        117,831          28,617         42,518
                                                                    ------------    -----------    ------------     ----------
EXPENSES:
Investment advisory fee ..........................................       31,429         56,226          50,512         20,263
Administration fee ...............................................       10,152         12,650          13,096          8,845
Fund accounting fee ..............................................       21,890         27,230          28,178         19,097
Distribution fee .................................................        9,175         23,561          17,103             --
Trustees' fees and expenses ......................................       (2,638)       (38,425)         (2,735)           465
Legal fees .......................................................        6,547          6,552           6,562          6,543
Audit fees .......................................................       10,842         10,842          10,842         10,842
Custodian fees ...................................................       11,680         10,480          26,005          5,989
Membership Interest servicing fee ................................       28,055         40,492          37,921         19,011
Printing fees ....................................................        3,556          3,561           3,572          3,551
Other ............................................................        1,681         (1,981)          1,256          2,687
Fees waived by administrator .....................................      (14,445)       (19,364)        (20,148)       (11,944)
Fees waived and expenses reimbursed by investment advisor ........      (40,847)        (3,200)        (48,615)       (35,718)
                                                                    ------------    -----------    ------------     ----------
Total expenses ...................................................       77,077        128,624         123,549         49,631
                                                                    ------------    -----------    ------------     ----------
NET INVESTMENT INCOME/(LOSS) .....................................      (62,803)       (10,793)        (94,932)        (7,113)
                                                                    ------------    -----------    ------------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
   Securities ....................................................    1,217,686      1,287,409       1,329,992        438,155
   Foreign currency transactions .................................           --             --              --             --
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................   (1,138,148)      (389,901)      1,766,601        525,558
   Foreign currency translation of other assets and liabilities in
     foreign currencies ..........................................           --             --              --             --
                                                                    ------------    -----------    ------------     ----------
Net realized and unrealized gain/(loss) on investments ...........       79,538        897,508       3,096,593        963,713
                                                                    ------------    -----------    ------------     ----------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................  $    16,735     $  886,715     $ 3,001,661      $ 956,600
                                                                    ============    ===========    ============     ==========




                                                                    FIRST TRUST
                                                                      FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                      SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     ----------     ----------      ---------
INVESTMENT INCOME:
Dividends ........................................................   $  88,969      $  56,087       $ 10,140
Foreign withholding tax on dividend income .......................          --             --             --
Interest income ..................................................         344            366            450
                                                                     ----------     ----------      ---------
Total investment income ..........................................      89,313         56,453         10,590
                                                                     ----------     ----------      ---------
EXPENSES:
Investment advisory fee ..........................................      27,658         22,650         10,752
Administration fee ...............................................       9,479          8,855          7,529
Fund accounting fee ..............................................      20,452         19,119         16,286
Distribution fee .................................................          --             --             --
Trustees' fees and expenses ......................................         819         (1,784)        (2,605)
Legal fees .......................................................       6,544          6,542          6,540
Audit fees .......................................................      10,842         10,842         10,842
Custodian fees ...................................................       6,413          6,091          5,773
Membership Interest servicing fee ................................      25,098         21,151         12,592
Printing fees ....................................................       3,552          3,550          3,548
Other ............................................................       1,403            444          1,089
Fees waived by administrator .....................................     (13,132)       (11,882)        (9,295)
Fees waived and expenses reimbursed by investment advisor ........     (31,339)       (29,959)       (36,607)
                                                                     ----------     ----------      ---------
Total expenses ...................................................      67,789         55,619         26,444
                                                                     ----------     ----------      ---------
NET INVESTMENT INCOME/(LOSS) .....................................      21,524            834        (15,854)
                                                                     ----------     ----------      ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
   Securities ....................................................     376,567         17,826         48,786
   Foreign currency transactions .................................          --             --             --
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................     245,375        (58,479)       (33,439)
   Foreign currency translation of other assets and liabilities in
     foreign currencies ..........................................          --             --             --
                                                                     ----------     ----------      ---------
Net realized and unrealized gain/(loss) on investments ...........     621,942        (40,653)        15,347
                                                                     ----------     ----------      ---------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................   $ 643,466      $ (39,819)      $   (507)
                                                                     ==========     ==========      =========


Page 46-47                See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                                        TARGET       THE DOWSM        GLOBAL           S&P
                                                                      MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     ------------   ------------   ------------   ------------
Net investment income/(loss) .....................................   $     62,969   $    124,962   $    192,964   $    (42,595)
Net realized gain from investments sold and foreign currency
  transactions ...................................................      3,850,128        222,237        716,151      1,013,900
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ..............      7,898,114        398,814      2,023,416        368,516
                                                                     ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations ..     11,811,211        746,013      2,932,531      1,339,821
Net increase/(decrease) in net assets from Membership
  Interest transactions ..........................................     76,173,503      7,734,570     16,635,527      7,264,076
                                                                     ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets ............................     87,984,714      8,480,583     19,568,058      8,603,897
NET ASSETS:
Beginning of year ................................................     20,488,226      4,268,092      3,049,748      5,554,129
                                                                     ------------   ------------   ------------   ------------
End of year ......................................................   $108,472,940   $ 12,748,675   $ 22,617,806   $ 14,158,026
                                                                     ============   ============   ============   ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................   $    150,630   $    329,736   $    438,268   $    (34,231)
                                                                     ============   ============   ============   ============



                                                                                       FIRST TRUST
                                                                         NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15        VALUES         TARGET 25       ENERGY
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                     ------------    ------------    ------------    ------------
Net investment income/(loss) .....................................   $    (62,803)   $    (10,793)   $    (94,932)   $     (7,113)
Net realized gain from investments sold and foreign currency
  transactions ...................................................      1,217,686       1,287,409       1,329,992         438,155
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ..............     (1,138,148)       (389,901)      1,766,601         525,558
                                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ..         16,735         886,715       3,001,661         956,600
Net increase/(decrease) in net assets from Membership
  Interest transactions ..........................................      1,938,438        (570,612)     13,827,303         (48,851)
                                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ............................      1,955,173         316,103      16,828,964         907,749
NET ASSETS:
Beginning of year ................................................      5,072,835       9,486,763       4,935,540       2,839,011
                                                                     ------------    ------------    ------------    ------------
End of year ......................................................   $  7,028,008    $  9,802,866    $ 21,764,504    $  3,746,760
                                                                     ============    ============    ============    ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................   $   (265,123)   $   (371,594)   $   (164,630)   $    (15,058)
                                                                     ============    ============    ============    ============



                                                                      FIRST TRUST
                                                                       FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                       SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                     ------------    ------------    ------------
Net investment income/(loss) .....................................   $     21,524    $        834    $    (15,854)
Net realized gain from investments sold and foreign currency
  transactions ...................................................        376,567          17,826          48,786
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ..............        245,375         (58,479)        (33,439)
                                                                     ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ..        643,466         (39,819)           (507)
Net increase/(decrease) in net assets from Membership
  Interest transactions ..........................................       (763,476)       (546,265)       (379,666)
                                                                     ------------    ------------    ------------
Net increase/(decrease) in net assets ............................       (120,010)       (586,084)       (380,173)
NET ASSETS:
Beginning of year ................................................      4,762,953       4,120,905       2,073,157
                                                                     ------------    ------------    ------------
End of year ......................................................   $  4,642,943    $  3,534,821    $  1,692,984
                                                                     ============    ============    ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................   $     42,966    $    (46,310)   $    (89,433)
                                                                     ============    ============    ============


FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                         TARGET        THE DOWSM         GLOBAL           S&P
                                                                       MANAGED VIP       DART 10        TARGET 15      TARGET 24
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
Net investment income/(loss) ......................................   $     63,954    $     94,571    $     85,674    $     22,288
Net realized gain/(loss) from investments sold and foreign currency
  transactions ....................................................       (797,463)       (668,362)       (285,078)       (785,702)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...............      5,670,826       1,279,321         977,124       1,820,713
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ..............      4,937,317         705,530         777,720       1,057,299
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................      3,494,703        (655,981)        (69,364)       (270,588)
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets ........................................      8,432,020          49,549         708,356         786,711

NET ASSETS:
Beginning of year .................................................     12,056,206       4,218,543       2,341,392       4,767,418
                                                                      ------------    ------------    ------------    ------------
End of year .......................................................   $ 20,488,226    $  4,268,092    $  3,049,748    $  5,554,129
                                                                      ============    ============    ============    ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year .................................   $     87,661    $    204,774    $    245,304    $      8,364
                                                                      ============    ============    ============    ============



                                                                                       FIRST TRUST
                                                                         NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)   FIRST TRUST
                                                                        TARGET 15        VALUES         TARGET 25        ENERGY
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
Net investment income/(loss) ......................................   $    (62,474)   $    (21,576)   $    (35,165)   $       (140)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ....................................................     (1,113,734)       (795,708)       (312,578)         38,188
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...............      2,580,780       3,165,923       1,711,467         650,877
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ..............      1,404,572       2,348,639       1,363,724         688,925
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................       (436,823)        386,444         595,660        (236,606)
                                                                      ------------    ------------    ------------    ------------
Net increase in net assets ........................................        967,749       2,735,083       1,959,384         452,319

NET ASSETS:
Beginning of year .................................................      4,105,086       6,751,680       2,976,156       2,386,692
                                                                      ------------    ------------    ------------    ------------
End of year .......................................................   $  5,072,835    $  9,486,763    $  4,935,540    $  2,839,011
                                                                      ============    ============    ============    ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year .................................   $   (202,320)   $   (360,801)   $    (69,698)   $     (7,945)
                                                                      ============    ============    ============    ============



                                                                       FIRST TRUST
                                                                        FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                        SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------
Net investment income/(loss) ......................................   $     15,588    $    (10,679)   $    (21,512)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ....................................................       (229,418)       (290,592)        (32,819)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...............      1,354,540         937,548         728,464
                                                                      ------------    ------------    ------------
Net increase in net assets resulting from operations ..............      1,140,710         636,277         674,133
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................        (73,592)         28,590         (77,913)
                                                                      ------------    ------------    ------------
Net increase in net assets ........................................      1,067,118         664,867         596,220

NET ASSETS:
Beginning of year .................................................      3,695,835       3,456,038       1,476,937
                                                                      ------------    ------------    ------------
End of year .......................................................   $  4,762,953    $  4,120,905    $  2,073,157
                                                                      ============    ============    ============

Undistributed net investment income/(accumulated net
  investment loss) at end of year .................................   $     21,442    $    (47,144)   $    (73,579)
                                                                      ============    ============    ============


Page 48-49                See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                                           FIRST TRUST
                             TARGET         THE DOWSM       GLOBAL             S&P          NASDAQ(R)      10 UNCOMMON
                           MANAGED VIP       DART 10       TARGET 15        TARGET 24      TARGET 15         VALUES
                            PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                          ------------    ------------    ------------    ------------    ------------    ------------
AMOUNT:
Sold ..................   $ 80,458,450    $ 10,624,832    $ 20,757,500    $ 11,706,039    $  3,978,443    $  4,004,676
Redeemed ..............     (4,284,947)     (2,890,262)     (4,121,973)     (4,441,963)     (2,040,005)     (4,575,288)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)   $ 76,173,503    $  7,734,570    $ 16,635,527    $  7,264,076    $  1,938,438    $   (570,612)
                          ============    ============    ============    ============    ============    ============

MEMBERSHIP INTERESTS:
Sold ..................      9,224,929       1,304,860       1,695,923       1,462,599         468,229         843,053
Redeemed ..............       (500,613)       (347,269)       (339,561)       (557,152)       (237,002)       (988,150)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)      8,724,316         957,591       1,356,362         905,447         231,227        (145,097)
                          ============    ============    ============    ============    ============    ============



                                                          FIRST TRUST
                          VALUE LINE(R)    FIRST TRUST     FINANCIAL       FIRST TRUST     FIRST TRUST
                           TARGET 25         ENERGY        SERVICES      PHARMACEUTICAL    TECHNOLOGY
                           PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------    ------------
AMOUNT:
Sold ..................   $ 17,491,384    $    797,410    $    413,133    $    307,293    $     83,027
Redeemed ..............     (3,664,081)       (846,261)     (1,176,609)       (853,558)       (462,693)
                          ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)   $ 13,827,303    $    (48,851)   $   (763,476)   $   (546,265)   $   (379,666)
                          ============    ============    ============    ============    ============

MEMBERSHIP INTERESTS:
Sold ..................      4,977,806          50,618          29,368          30,038          17,012
Redeemed ..............     (1,093,931)        (50,725)        (84,982)        (84,045)        (97,252)
                          ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)      3,883,875            (107)        (55,614)        (54,007)        (80,240)
                          ============    ============    ============    ============    ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2003


                                         FIRST TRUST
                          FIRST TRUST      FINANCIAL     FIRST TRUST   FIRST TRUST
                            ENERGY         SERVICES    PHARMACEUTICAL  TECHNOLOGY
                           PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                          -----------    -----------    -----------    -----------
AMOUNT:
Sold ..................   $   501,970    $   752,422    $   743,179    $   221,143
Redeemed ..............      (738,576)      (826,014)      (714,589)      (299,056)
                          -----------    -----------    -----------    -----------
Net increase/(decrease)   $  (236,606)   $   (73,592)   $    28,590    $   (77,913)
                          ===========    ===========    ===========    ===========

MEMBERSHIP INTERESTS:
Sold ..................        43,452         64,632         77,273         53,103
Redeemed ..............       (64,944)       (76,407)       (78,898)       (72,099)
                          -----------    -----------    -----------    -----------
Net increase/(decrease)       (21,492)       (11,775)        (1,625)       (18,996)
                          ===========    ===========    ===========    ===========



                                         FIRST TRUST
                          FIRST TRUST      FINANCIAL     FIRST TRUST   FIRST TRUST
                            ENERGY         SERVICES    PHARMACEUTICAL  TECHNOLOGY
                           PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                          -----------    -----------    -----------    -----------
AMOUNT:
Sold ..................   $   501,970    $   752,422    $   743,179    $   221,143
Redeemed ..............      (738,576)      (826,014)      (714,589)      (299,056)
                          -----------    -----------    -----------    -----------
Net increase/(decrease)   $  (236,606)   $   (73,592)   $    28,590    $   (77,913)
                          ===========    ===========    ===========    ===========

MEMBERSHIP INTERESTS:
Sold ..................        43,452         64,632         77,273         53,103
Redeemed ..............       (64,944)       (76,407)       (78,898)       (72,099)
                          -----------    -----------    -----------    -----------
Net increase/(decrease)       (21,492)       (11,775)        (1,625)       (18,996)
                          ===========    ===========    ===========    ===========


Page 50-51                See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                     YEAR            YEAR          YEAR           YEAR           YEAR
                                                     ENDED           ENDED         ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03      12/31/02(A)     12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $      8.73     $     6.47     $      8.19    $     8.62     $     8.04
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................          0.01++         0.02            0.00++#       0.18++         0.06
Net realized and unrealized gain/(loss) on
  investments .................................          1.06           2.24           (1.72)        (0.61)          0.52
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          1.07           2.26           (1.72)        (0.43)          0.58
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $      9.80     $     8.73     $      6.47    $     8.19     $     8.62
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         12.26%         34.93%         (21.00)%       (4.99)%         7.21%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $   108,473     $   20,488     $   12,056     $    2,126     $      262
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income to average
  net assets ..................................          0.14%          0.41%           0.06%         2.20%          2.45%
Portfolio turnover rate .......................         42.60%         72.28%          78.53%        47.95%         54.04%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.07%          1.69%           2.73%        12.69%         74.48%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.


Page 52                See Notes to Financial Statements.

THE DOWSM DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                     YEAR            YEAR          YEAR           YEAR           YEAR
                                                     ENDED           ENDED         ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $      8.37     $     6.98     $      8.54    $    10.02     $     9.22
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................          0.15 ++        0.22            0.12 ++       0.14 ++        0.05
Net realized and unrealized gain/(loss) on
investments ...................................          0.17           1.17           (1.68)        (1.62)          0.75
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          0.32           1.39           (1.56)        (1.48)          0.80
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $      8.69     $     8.37     $      6.98    $     8.54     $    10.02
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................          3.82%         19.91%         (18.27)%      (14.77)%         8.68%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $    12,749     $    4,268     $     4,219    $    4,064     $    1,110
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income to average
  net assets ..................................          1.84%          2.37%           1.52%         1.53%          1.19%
Portfolio turnover rate .......................         56.97%         78.12%          76.19%        38.16%         33.59%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.33%          3.27%           3.13%         5.59%         14.84%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.

                       See Notes to Financial Statements.                Page 53

GLOBAL TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR          YEAR           YEAR           YEAR
                                                     ENDED           ENDED         ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $     11.05     $     8.24     $      9.66    $     9.90     $     9.71
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................          0.27 ++        0.33            0.25++        0.26++         0.15
Net realized and unrealized gain/(loss) on
  investments .................................          2.54           2.48           (1.67)        (0.50)          0.04
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          2.81           2.81           (1.42)        (0.24)          0.19
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $     13.86     $    11.05     $      8.24    $     9.66     $     9.90
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         25.43%         34.10%         (14.70)%       (2.42)%         1.96%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $    22,618     $    3,050     $     2,341    $    2,291     $    1,853
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income to average
  net assets ..................................          2.18%          3.36%           2.73%         2.77%          5.93%
Portfolio turnover rate .......................         48.66%         65.57%          56.92%       105.85%         20.39%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.67%          4.51%           4.50%         6.73%         14.89%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.

Page 54                      See Notes to Financial Statements.

S&P TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03      12/31/02(A)     12/31/01       12/31/00
                                                  -----------     -----------    -----------    ----------     ----------
Net asset value, beginning of year ............   $      7.62     $     6.14     $      7.19    $     9.54     $    11.83
                                                  -----------     -----------    -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         (0.03)          0.03           (0.01)        (0.01)++       (0.03)
Net realized and unrealized gain/(loss) on
  investments .................................          1.07           1.45           (1.04)        (2.34)         (2.26)
                                                  -----------     -----------    -----------    ----------     ----------
Total from investment operations ..............          1.04           1.48           (1.05)        (2.35)         (2.29)
                                                  -----------     -----------    -----------    ----------     ----------
Net asset value, end of year ..................   $      8.66     $     7.62     $      6.14    $     7.19     $     9.54
                                                  ===========     ===========    ===========    ==========     ==========
TOTAL RETURN+ .................................         13.65%         24.10%         (14.60)%      (24.63)%       (19.36)%
                                                  ===========     ===========    ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $    14,158     $    5,554     $     4,767    $    3,461     $    1,501
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income/(loss) to
  average net assets ..........................         (0.51)%         0.46%          (0.10)%       (0.07)%        (0.71)%
Portfolio turnover rate .......................        103.63%         84.37%         199.84%        95.30%         64.22%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.37%          2.89%           2.96%         5.67%         10.85%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.


                       See Notes to Financial Statements.                Page 55

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03        12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $      9.29     $     6.83     $      9.25    $    12.88     $    14.60
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................         (0.10)++       (0.14)          (0.08)        (0.13)++       (0.16)
Net realized and unrealized gain/(loss) on
  investments .................................         (0.15)          2.60           (2.34)        (3.50)         (1.56)
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............         (0.25)          2.46           (2.42)        (3.63)         (1.72)
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $      9.04     $     9.29     $      6.83    $     9.25     $    12.88
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         (2.69)%        36.02%         (26.16)%      (28.18)%       (11.78)%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $     7,028     $    5,073     $     4,105    $    4,793     $    2,688
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment loss to average
  net assets ..................................         (1.20)%        (1.34)%         (1.25)%       (1.31)%        (1.46)%
Portfolio turnover rate .......................        116.88%         83.41%          97.68%        63.71%         72.40%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.52%          2.96%           3.03%         4.32%          5.47%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.


Page 56                See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $      4.67     $     3.41     $      5.40    $     8.39     $    11.40
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................         (0.02)         (0.01)          (0.03)++      (0.07)         (0.02)
Net realized and unrealized gain/(loss) on
  investments .................................          0.55           1.27           (1.96)        (2.92)         (2.99)
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          0.53           1.26           (1.99)        (2.99)         (3.01)
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $      5.20     $     4.67     $      3.41    $     5.40     $     8.39
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+                                           11.35%         36.95%         (36.85)%      (35.64)%       (26.40)%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $     9,803     $    9,487     $     6,752    $   13,270     $   22,123
Ratio of operating expenses to average
  net assets ..................................          1.37%          1.37%           1.37%         1.37%          1.37%
Ratio of net investment loss to average
  net assets ..................................         (0.11)%        (0.29)%         (0.78)%       (1.00)%        (1.15)%
Portfolio turnover rate .......................        123.18%        117.04%         105.51%       149.77%         98.80%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          1.61%          2.36%           2.29%         2.28%          2.47%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.


                       See Notes to Financial Statements.                Page 57

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03      12/31/02(A)     12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $      3.34     $     2.37     $      4.15    $     9.32     $    16.33
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................         (0.04)++       (0.02)          (0.03)++      (0.06)         (0.03)
Net realized and unrealized gain/(loss) on
  investments .................................          0.76           0.99           (1.75)        (5.11)         (6.98)
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          0.72           0.97           (1.78)        (5.17)         (7.01)
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $      4.06     $     3.34     $      2.37    $     4.15     $     9.32
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         21.56%         40.93%         (42.89)%      (55.47)%       (42.93)%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $    21,765     $    4,936     $     2,976    $      499     $    1,131
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment loss to average
  net assets ..................................         (1.13)%        (0.92)%         (1.22)%       (1.42)%        (1.40)%
Portfolio turnover rate .......................         86.74%         74.04%          48.99%       209.84%         71.51%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.28%          3.36%           6.72%        19.43%         16.73%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++  Per share values have been calculated using the average share method.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 58                See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $     14.20     $    10.78     $     11.29    $    15.87     $    11.23
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         (0.04)         (0.00)#         (0.02)++      (0.04)++       (0.02)
Net realized and unrealized gain/(loss) on
  investments .................................          4.59           3.42           (0.49)        (4.54)          4.66
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          4.55           3.42           (0.51)        (4.58)          4.64
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $     18.75     $    14.20     $     10.78    $    11.29     $    15.87
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         32.04%         31.73%          (4.52)%      (28.86)%        41.32%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $     3,747     $    2,839     $     2,387    $    2,069     $      498
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income/(loss) to
  average net assets ..........................         (0.21)%        (0.01)%         (0.16)%       (0.29)%        (0.50)%
Portfolio turnover rate .......................         39.90%         32.18%          55.39%       113.79%         28.14%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.88%          4.69%           4.66%        10.87%         44.00%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.                Page 59

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, beginning of year ............   $     13.30     $    10.00     $     11.68    $    13.09     $    10.49
                                                  -----------     ----------     -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................          0.08           0.04            0.02         (0.00)++#      (0.01)
Net realized and unrealized gain/(loss) on
  investments .................................          1.98           3.26           (1.70)        (1.41)          2.61
                                                  -----------     ----------     -----------    ----------     ----------
Total from investment operations ..............          2.06           3.30           (1.68)        (1.41)          2.60
                                                  -----------     ----------     -----------    ----------     ----------
Net asset value, end of year ..................   $     15.36     $    13.30     $     10.00    $    11.68     $    13.09
                                                  ===========     ==========     ===========    ==========     ==========
TOTAL RETURN+ .................................         15.49%         33.00%         (14.38)%      (10.77)%        24.79%
                                                  ===========     ==========     ===========    ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ............   $     4,643     $    4,763      $    3,696       $  3,122     $    1,031
Ratio of operating expenses to average
  net assets ..................................          1.47%          1.47%           1.47%         1.47%          1.47%
Ratio of net investment income/(loss) to
  average net assets ..........................          0.47%          0.39%           0.18%        (0.01)%        (0.17)%
Portfolio turnover rate .......................         30.00%         52.32%          29.62%       127.11%        154.13%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed .........................          2.43%          3.29%           3.37%         6.72%         13.62%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.


Page 60                See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03        12/31/02       12/31/01       12/31/00
                                                  -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year ...........   $     10.35     $     8.65        $  12.06      $  13.54   $       10.37
                                                  -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) .................          0.00++#       (0.03)          (0.03)        (0.09)++        (0.03)
 Net realized and unrealized gain/(loss) on
   investments ................................         (0.07)          1.73           (3.38)        (1.39)           3.20
                                                  -----------     -----------    -----------    -----------    -----------
 Total from investment operations .............         (0.07)          1.70           (3.41)        (1.48)           3.17
                                                  -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year .................   $     10.28     $    10.35     $      8.65    $    12.06     $     13.54
                                                  ===========     ==========     ===========    ==========     ===========
 TOTAL RETURN+ ................................         (0.68)%        19.65%         (28.28)%      (10.93)%         30.57%
                                                  ===========     ==========     ===========    ==========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........   $     3,535     $    4,121     $     3,456    $    3,777     $     1,267
 Ratio of operating expenses to average
   net assets .................................          1.47%          1.47%           1.47%         1.47%           1.47%
 Ratio of net investment income/(loss)
   to average net assets ......................          0.02%         (0.29)%         (0.49)%       (0.73)%         (0.61)%
 Portfolio turnover rate ......................         23.21%         44.85%          72.48%        50.46%          88.46%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................          2.57%          3.48%           3.64%         5.96%          13.46%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average shares method.
#    Amount represents less than $0.01 per share.

                 See Notes to Financial Statements.                      Page 61

FIRST TRUST TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                     YEAR            YEAR           YEAR           YEAR           YEAR
                                                     ENDED           ENDED          ENDED          ENDED          ENDED
                                                   12/31/04        12/31/03        12/31/02       12/31/01       12/31/00
                                                  -----------     ----------     -----------    ----------     -----------
 Net asset value, beginning of year ...........   $      4.97     $     3.39     $      5.79    $    10.25     $     13.41
                                                  -----------     ----------     -----------    ----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..........................         (0.04)++       (0.06)          (0.06)++      (0.09)++        (0.10)
 Net realized and unrealized gain/(loss)
   on investments .............................          0.10           1.64           (2.34)        (4.37)          (3.06)
                                                  -----------     ----------     -----------    ----------     -----------
 Total from investment operations .............          0.06           1.58           (2.40)        (4.46)          (3.16)
                                                  -----------     ----------     -----------    ----------     -----------
 Net asset value, end of year .................   $      5.03     $     4.97     $      3.39    $     5.79     $     10.25
                                                  ===========     ==========     ===========    ==========     ===========
 TOTAL RETURN+ ................................          1.21%         46.61%         (41.45)%      (43.51)%        (23.56)%
                                                  ===========     ==========     ===========    ==========     ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's) ...........   $     1,693     $    2,073     $     1,477    $    1,739     $     1,046
 Ratio of operating expenses to average
   net assets .................................         1.47%           1.47%           1.47%         1.47%           1.47%
 Ratio of net investment loss to average
   net assets .................................        (0.88)%         (1.22)%         (1.37)%       (1.38)%         (1.42)%
 Portfolio turnover rate ......................        21.87%          33.81%          60.86%       185.60%          98.66%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         4.03%           5.96%           6.23%         9.38%          11.39%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++   Per share values have been calculated using the average shares method.


Page 62                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004


                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company ("American Skandia"), to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined in accordance with procedures adopted by the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price or the NASDAQ Official Closing Price on the day of valuation or, if there was no sale that day, at the mean between the most recent bid and ask prices. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the closing bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined in accordance with provisions adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the quoted market price of a portfolio security. If events materially affecting the quoted market price of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004


FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Fund will be reinvested by the Fund.


INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which imposes certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.


EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Effective June 1, 2004, general expenses of the Registrant with the exception of audit, legal and printing fees, which are allocated evenly among the Funds, are allocated to all the Funds based upon the average net assets of each Fund. Prior to June 1, 2004, all general expenses of the Registrant were allocated evenly between each Fund.


          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

FirstTrust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

For the period September 30, 2004 through December 31, 2007, First Trust has contractually agreed to waive fees and reimburse expenses of the Funds to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the 10 Uncommon Values Portfolio and 1.47% for each of the other Funds' average daily net assets. First Trust has entered into an agreement with the Registrant that will allow First Trust to recover from the Funds any fees waived or reimbursed during the three year period of January 1, 2005 through December 31, 2007. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount reimbursed or waived during such period. The fees waived and expenses reimbursed for the year ended December 31, 2004, by First Trust, are as follows:


                                                                       FEES WAIVED           EXPENSES REIMBURSED
                                                                       -----------           -------------------
Target Managed VIP Portfolio ....................................       $190,272                   $     --
The DowSM DART 10 Portfolio .....................................         40,668                         --
Global Target 15 Portfolio ......................................         53,074                     30,975
S&P Target 24 Portfolio .........................................         49,650                      5,194
NASDAQ(R)Target 15 Portfolio ....................................         31,429                      9,418
First Trust 10 Uncommon Values Portfolio ........................          3,200                         --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004

                                                                        FEES WAIVED           EXPENSES REIMBURSED
                                                                        -----------           -------------------
Value Line(R) Target 25 Portfolio ...............................        $48,615                   $    --
First Trust Energy Portfolio ....................................         20,263                    15,455
First Trust Financial Services Portfolio ........................         27,658                     3,681
First Trust Pharmaceutical Portfolio ............................         22,650                     7,309
First Trust Technology Portfolio ................................         10,752                    25,855

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements. Beginning in 2003, PFPC agreed to an initial 30% reduction in the minimum fees for administrative, accounting and transfer agency services charged to the First Defined Portfolio Fund, LLC. This was agreed to because of the extent of business generated by First Trust during the year, for which PFPC also provided these services. As of December 31, 2004, these minimum fees have been eliminated.

PFPC Trust Company serves as the custodian to the Funds.

No officer or employee of First Trust or First Trust Portfolios L.P. ("FTP"), a wholly owned subsidiary of First Trust, receives any compensation from the Registrant for serving as an officer or Trustee of the Registrant. Effective June 7, 2004, the Trustees of the Registrant approved a revised compensation plan. Under the revised plan, the Registrant pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by these Funds and by other funds in the First Trust fund complex, not part of this Registrant, that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds not included in this Registrant in the First Trust fund complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Registrant paid each Trustee who was not an officer or employee of First Trust or FTP or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.


                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. On May 1, 2004, payments were reinstated for all Funds with the exceptions of the First Trust Energy Portfolio, the First Trust Financial Services Portfolio, the First Trust Pharmaceutical Portfolio and the First Trust Technology Portfolio. During the year ended December 31, 2004, all service fees received by FTP were paid to American Skandia, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended December 31, 2004, were as follows:


                                                                              PURCHASES                    SALES
                                                                             -----------                ------------
Target Managed VIP Portfolio ..........................................      $93,860,627                $19,802,873
The DowSM DART 10 Portfolio ...........................................       11,316,992                  3,849,437
Global Target 15 Portfolio ............................................       20,581,442                  4,204,715
S&P Target 24 Portfolio ...............................................       15,588,927                  8,540,313
NASDAQ(R)Target 15 Portfolio ..........................................        7,843,996                  6,118,793
First Trust 10 Uncommon Values Portfolio ..............................       11,626,249                 12,264,773
Value Line(R)Target 25 Portfolio ......................................       20,045,220                  7,523,423
First Trust Energy Portfolio ..........................................        1,329,964                  1,454,423
First Trust Financial Services Portfolio ..............................        1,377,077                  2,130,371
First Trust Pharmaceutical Portfolio ..................................          867,603                  1,441,768
First Trust Technology Portfolio ......................................          382,779                    821,021


                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.


                            7. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Fund to greater market fluctuations than is experienced by a diversified fund. Each Fund is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Defined Portfolio Fund, LLC (the "Funds", comprising respectively, Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line(R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the First Defined Portfolio Fund, LLC as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.



[GRAPHIC OMITTED]
ERNST & YOUNG LLP

Boston, Massachusetts
February 4, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2004


--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities and information regarding how each portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891, (2) on the Registrant's website located at http://www.ftportfolios.com and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                          DECEMBER 31, 2004 (UNAUDITED)


                         BOARD OF TRUSTEES AND OFFICERS


Information pertaining to the Trustees and officers* of the Registrant is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


                                                                                               NUMBER OF                OTHER
                                                                                               PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND           TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT     LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee          o Indefinite term      Physician, Sportsmed/         20 portfolios               None
D.O.B. 04/51                          o 5 years served       Wheaton Orthopedics
c/o First Trust Advisors L.P.
1001 Warrenville Road
Suite 300
Lisle, IL 60532


Niel B. Nielson, Trustee              o Indefinite term      President, Covenant           20 portfolios          Director of Good
D.O.B. 03/54                          o 5 years served       College (June 2002 to                                News Publisher-
c/o First Trust Advisors L.P.                                present); Pastor, College                            Crossway Books;
1001 Warrenville Road                                        Church in Wheaton                                    Covenant Transport
Suite 300                                                    (1997 to June 2002)                                  Inc.
Lisle, IL 60532


Thomas R. Kadlec, Trustee             o Indefinite term      Vice President and Chief      20 portfolios               None
D.O.B. 11/57                          o 9 months served      Financial Officer (1990
c/o First Trust Advisors L.P.                                to present) ADM
1001 Warrenville Road                                        Investor Services, Inc.
Suite 300                                                    (Futures Commission
Lisle, IL 60532                                              Merchant); Registered
                                                             Representative (2000 to
                                                             present) Segerdahl &
                                                             Company, Inc., a NASD
                                                             member (Broker-Dealer)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee               o Indefinite term      President, First Trust        20 portfolios               None
President, Chairman of the            o 5 years served       Advisors L.P. and First
Board and CEO                                                Trust Portfolios L.P.;
D.O.B. 09/55                                                 Chairman of the Board,
1001 Warrenville Road                                        BondWave LLC and
Suite 300                                                    Stonebridge Advisors
Lisle, IL 60532                                              LLC

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                          DECEMBER 31, 2004 (UNAUDITED)


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)


                                                                                               NUMBER OF                OTHER
                                                                                               PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND           TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT     LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carey, Vice                 o Indefinite term      Senior Vice President,              N/A                   N/A
President                             o 5 years served       First Trust Advisors L.P.
D.O.B. 07/63                                                 and First Trust
1001 Warrenville Road                                        Portfolios L.P.
Suite 300
Lisle, IL 60532


Mark R. Bradley, Treasurer,           o Indefinite term      Chief Financial Officer,            N/A                   N/A
Controller, Chief Financial           o 5 years served       Managing Director, First
Officer, Chief Accounting                                    Trust Advisors L.P. and
Officer                                                      First Trust Portfolios
D.O.B. 11/57                                                 L.P.; Chief Financial
1001 Warrenville Road                                        Officer, BondWave LLC
Suite 300                                                    and Stonebridge
Lisle, IL 60532                                              Advisors LLC


W. Scott Jardine, Chief               o Indefinite term      General Counsel, First              N/A                   N/A
Compliance Officer and                o 5 years served       Trust Advisors L.P. and
Secretary                                                    First Trust Portfolios
D.O.B. 05/60                                                 L.P.; Secretary,
1001 Warrenville Road                                        BondWave LLC and
Suite 300                                                    Stonebridge Advisors
Lisle, IL 60532                                              LLC

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                          DECEMBER 31, 2004 (UNAUDITED)


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)



                                                                                               NUMBER OF                OTHER
                                                                                               PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND           TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT     LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Roger Testin                          o Indefinite term      Senior Vice President,               N/A                  N/A
Vice President                        o 3 years served       First Trust Advisors L.P.
D.O.B. 06/66                                                 (August 2001 to
1001 Warrenville Road                                        present); Analyst, Dolan
Suite 300                                                    Capital Management
Lisle, IL 60532                                              (1998-2001)


Susan M. Brix                         o Indefinite term      Representative, First                N/A                  N/A
Assistant Vice President              o 5 years served       Trust Portfolios L.P.;
D.O.B. 01/60                                                 Assistant Portfolio
1001 Warrenville Road                                        Manager, First Trust
Suite 300                                                    Advisors L.P.
Lisle, IL 60532


Kristi A. Maher                       o Indefinite term      Assistant General                    N/A                  N/A
Assistant Secretary                   o 6 months served      Counsel, First Trust
D.O.B. 12/66                                                 Portfolios L.P. (March
1001 Warrenville Road                                        2004 to present);
Suite 300                                                    Associate, Chapman and
Lisle, IL 60532                                              Cutler LLP (1995-2004)

------------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.




ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years ending December 31, 2004 and 2003, for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $108,000 and $115,000, respectively.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years ending December 31, 2004 and 2003, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years ending December 31, 2004 and 2003 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 and $0, respectively.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years ending December 31, 2004 and 2003 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0, respectively.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.


         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)      Not Applicable

                           (c)      Not Applicable

                           (d)      Not Applicable

         The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not Applicable

                           (c) Not Applicable

                           (d) Not Applicable

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years ending December 31, 2004 and 2003 of the registrant was $0 and $0, respectively.

(h) Not Applicable. The registrant's independent auditors do not currently provide non-audit services to the registrant's investment adviser or any of entity controlling, controlled by, or under common control with the adviser that provide ongoing services to the registrant.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC
            -------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ------------------------------------------
                           James A. Bowen, President, Chairman &
                           Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    -------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------
                           James A. Bowen, President, Chairman &
                           Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    -------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and
                           Chief Accounting Officer
                           (principal financial officer)

Date              FEBRUARY 24, 2005
    -------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.